Schedule of Investments (unaudited)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.2%
Allos SA, NVS	3,793,956	$12,220,261
Alupar Investimento SA	1,705,381	7,754,824
Ambev SA	39,836,343	83,488,945
Armac Locacao Logistica E Servicos SA	562,491	615,143
Atacadao SA(a)	5,240,827	5,609,448
Auren Energia SA	3,622,173	5,881,636
Azzas 2154 SA	1,351,151	8,106,726
B3 SA - Brasil Bolsa Balcao	48,071,146	73,423,386
Banco Bradesco SA	14,234,060	26,212,170
Banco BTG Pactual SA	10,458,912	52,183,310
Banco do Brasil SA	14,623,662	59,765,299
BB Seguridade Participacoes SA	6,002,714	33,401,620
Brava Energia	3,054,728	10,082,918
BRF SA	4,960,214	20,354,289
C&A Modas SA(a)	1,035,483	1,750,243
Caixa Seguridade Participacoes S/A	4,039,830	9,608,092
Camil Alimentos SA	1,722,000	2,043,458
CCR SA	9,578,766	17,368,757
Centrais Eletricas Brasileiras SA	10,430,963	59,099,775
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,912,174	59,604,606
Cia de Saneamento de Minas Gerais Copasa MG	2,459,228	10,271,307
Cia De Sanena Do Parana	1,694,176	8,221,968
Cia. Brasileira de Aluminio(a)	2,521,056	2,614,577
Cia. Siderurgica Nacional SA	5,986,841	10,994,980
Cogna Educacao SA(a)	17,926,750	3,783,900
Cosan SA	10,988,705	18,153,791
CPFL Energia SA	1,403,193	7,635,377
Cury Construtora e Incorporadora SA	1,654,792	5,596,832
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,709,283	8,231,235
Dexco SA	4,654,206	5,523,041
Direcional Engenharia SA	1,597,225	7,632,000
EcoRodovias Infraestrutura e Logistica SA	3,255,027	2,883,475
Embraer SA(a)	6,379,251	60,963,790
Energisa SA	1,705,596	11,268,023
Engie Brasil Energia SA	1,443,959	9,083,541
Equatorial Energia SA	9,738,372	49,090,018
Ez Tec Empreendimentos e Participacoes SA	1,448,155	3,023,007
Fleury SA	3,450,103	7,454,351
GPS Participacoes e Empreendimentos SA(b)	2,946,434	7,815,631
Grendene SA	4,649,370	3,987,294
Grupo Mateus SA	5,798,308	6,678,346
Grupo SBF SA	1,290,935	2,587,534
Hapvida Participacoes e Investimentos SA(a)(b)	44,278,012	19,427,927
Hidrovias do Brasil SA(a)	6,169,409	3,055,584
Hypera SA	2,991,376	9,620,251
Iguatemi SA	2,541,419	7,966,222
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,090,530	2,720,525
Inter & Co. Inc., Class A, NVS(c)	2,240,345	10,350,394
IRB-Brasil Resseguros SA(a)	631,907	4,178,896
JBS SA	6,870,390	42,226,270
JHSF Participacoes SA	4,280,895	3,009,604
Klabin SA	7,340,319	26,546,560
Localiza Rent a Car SA	8,082,553	49,380,842
LOG Commercial Properties e Participacoes SA	31,114	103,682
Lojas Renner SA	8,681,218	21,397,165
LWSA SA(b)	4,056,419	2,507,958
Security	Shares	Value
Brazil (continued)
M Dias Branco SA	867,434	$3,141,435
Magazine Luiza SA(a)	3,206,162	4,710,556
Marfrig Global Foods SA(a)	3,875,456	11,922,399
Minerva SA(a)	3,475,742	3,269,628
MRV Engenharia e Participacoes SA(a)	3,699,103	3,178,494
Multiplan Empreendimentos Imobiliarios SA	2,209,954	8,660,869
Natura & Co. Holding SA	8,114,103	18,259,699
NU Holdings Ltd./Cayman Islands, Class A(a)(c)	26,189,373	328,152,844
Odontoprev SA	3,441,882	6,189,530
Oncoclinicas do Brasil Servicos Medicos SA(a)	2,290,622	818,514
Pagseguro Digital Ltd., Class A(a)(c)	1,811,238	13,294,487
Patria Investments Ltd., Class A	596,044	7,128,686
Petroleo Brasileiro SA	33,248,864	237,065,594
Petroreconcavo SA	1,494,333	4,058,204
PRIO SA	7,209,805	47,799,349
Raia Drogasil SA	11,369,309	45,142,400
Rede D'Or Sao Luiz SA(b)	7,215,268	32,006,300
Rumo SA	11,283,930	36,045,262
Santos Brasil Participacoes SA	4,891,529	10,349,216
Sao Martinho SA	1,513,495	6,235,797
Sendas Distribuidora SA(a)	12,063,411	12,831,710
Serena Energia SA, NVS(a)	3,492,874	3,558,589
Sigma Lithium Corp.(a)(c)	603,832	8,308,728
Simpar SA(a)	4,414,856	3,323,909
SLC Agricola SA	2,379,038	6,840,406
Smartfit Escola de Ginastica e Danca SA	2,514,084	7,512,836
StoneCo Ltd., Class A(a)(c)	2,327,770	22,067,260
Suzano SA	6,188,053	63,918,943
Telefonica Brasil SA	3,411,076	27,932,408
TIM SA/Brazil	7,367,227	18,978,862
TOTVS SA	4,898,239	22,216,617
Transmissora Alianca de Energia Eletrica SA	1,248,480	6,984,416
Ultrapar Participacoes SA	6,427,404	18,779,711
Vale SA	29,765,119	292,417,262
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,616,744	4,342,968
Vibra Energia SA	8,833,515	30,023,498
Vivara Participacoes SA	1,418,183	5,322,193
WEG SA	14,929,222	133,417,143
Wilson Sons SA, NVS	1,284,967	3,346,535
XP Inc., Class A	3,318,711	44,935,347
YDUQS Participacoes SA	2,475,015	3,652,794
		2,572,702,202
Chile — 0.4%
Aguas Andinas SA, Class A	32,603,594	9,874,298
Banco de Chile	398,821,803	45,493,651
Banco de Credito e Inversiones SA	642,254	18,227,473
Banco Itau Chile SA, NVS	824,512	8,668,782
Banco Santander Chile	590,138,210	28,057,390
CAP SA(a)	803,717	4,348,430
Cencosud SA	12,298,039	25,885,159
Cia Cervecerias Unidas SA	1,231,546	7,124,646
Colbun SA	76,655,784	9,627,126
Empresa Nacional de Telecomunicaciones SA	1,762,399	5,319,313
Empresas CMPC SA	10,289,378	16,070,254
Empresas Copec SA	3,419,012	21,381,417
Enel Americas SA	191,945,150	17,622,971
Enel Chile SA	243,594,469	13,387,005
Engie Energia Chile SA(a)	6,819,155	6,146,726
Falabella SA(a)	7,302,135	25,014,901
Inversiones Aguas Metropolitanas SA	5,644,809	4,259,468
Latam Airlines Group SA	1,417,650,529	19,677,260

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile (continued)
Parque Arauco SA	6,273,525	$10,040,345
SMU SA	31,966,580	5,151,803
Vina Concha y Toro SA	5,718,248	6,313,232
		307,691,650
China — 24.3%
360 Security Technology Inc., Class A	4,025,788	7,508,161
361 Degrees International Ltd.	9,902,000	5,088,266
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,439,837	3,369,665
3SBio Inc.(b)	14,878,500	10,954,623
AAC Technologies Holdings Inc.	6,351,000	28,707,165
Accelink Technologies Co. Ltd., Class A	515,900	3,021,614
ACM Research Shanghai Inc., Class A	161,438	2,609,288
Advanced Micro-Fabrication Equipment Inc./China, Class A	333,433	10,272,608
AECC Aviation Power Co. Ltd., Class A	1,376,877	7,987,774
Agricultural Bank of China Ltd., Class A	41,820,035	27,780,643
Agricultural Bank of China Ltd., Class H	243,903,000	122,182,424
Aier Eye Hospital Group Co. Ltd., Class A	5,031,446	10,254,500
AIM Vaccine Co. Ltd., NVS(a)(c)	1,423,800	1,334,224
Air China Ltd., Class A(a)	7,942,100	9,097,554
AK Medical Holdings Ltd.(b)(c)	5,824,000	4,030,665
Akeso Inc.(a)(b)	5,407,000	51,038,221
Alibaba Group Holding Ltd.	144,196,104	1,574,800,051
Alibaba Health Information Technology Ltd.(a)(c)	50,748,000	24,068,498
Alibaba Pictures Group Ltd.(a)(c)	122,330,000	6,721,184
A-Living Smart City Services Co. Ltd.(b)(c)	6,945,500	2,658,287
Aluminum Corp. of China Ltd., Class A	5,187,700	5,439,344
Aluminum Corp. of China Ltd., Class H	36,176,000	21,623,330
Amlogic Shanghai Co. Ltd., Class A	287,186	2,746,821
ANE Cayman Inc.(a)	4,828,000	5,057,609
Angelalign Technology Inc.(b)	464,000	3,755,668
Anhui Conch Cement Co. Ltd., Class A	1,597,329	5,668,820
Anhui Conch Cement Co. Ltd., Class H	10,730,500	28,125,690
Anhui Gujing Distillery Co. Ltd., Class A	210,455	5,536,890
Anhui Gujing Distillery Co. Ltd., Class B	985,200	14,166,996
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,455,200	7,081,181
Anhui Yingjia Distillery Co. Ltd., Class A	496,100	4,236,901
Anjoy Foods Group Co. Ltd., Class A	254,100	3,095,425
Anker Innovations Technology Co. Ltd., Class A	363,708	4,141,145
ANTA Sports Products Ltd.	11,259,000	112,455,061
Ascentage Pharma Group International(a)(b)	2,357,200	13,073,674
Asymchem Laboratories Tianjin Co. Ltd., Class A	218,540	2,546,349
Atour Lifestyle Holdings Ltd., ADR	330,687	8,316,778
Autobio Diagnostics Co. Ltd., Class A	401,800	2,584,768
Autohome Inc., ADR	548,612	15,092,316
Avary Holding Shenzhen Co. Ltd., Class A	1,293,300	6,012,333
AviChina Industry & Technology Co. Ltd., Class H	23,730,000	11,565,490
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	3,408,100	4,323,196
Baidu Inc., Class A(a)	20,064,512	213,006,605
Bairong Inc. (a)(b)	2,455,000	2,984,197
Bank of Beijing Co. Ltd., Class A	12,230,206	9,667,141
Bank of Chengdu Co. Ltd., Class A	2,560,508	5,641,441
Bank of China Ltd., Class A	17,166,200	11,879,271
Bank of China Ltd., Class H	630,962,000	294,196,251
Bank of Communications Co. Ltd., Class A	19,068,480	19,318,027
Bank of Communications Co. Ltd., Class H	77,458,000	56,111,352
Bank of Hangzhou Co. Ltd., Class A	3,748,897	7,341,944
Security	Shares	Value
China (continued)
Bank of Jiangsu Co. Ltd., Class A	7,578,908	$9,487,737
Bank of Nanjing Co. Ltd., Class A	6,389,381	9,326,048
Bank of Ningbo Co. Ltd., Class A	3,018,693	10,319,098
Bank of Shanghai Co. Ltd., Class A	10,161,865	11,509,663
Baoshan Iron & Steel Co. Ltd., Class A	9,521,330	8,718,919
BeiGene Ltd.(a)	6,159,264	102,834,294
Beijing Capital International Airport Co. Ltd., Class H(a)	18,200,000	6,292,912
Beijing Enterprises Holdings Ltd.	4,088,500	12,889,705
Beijing Enterprises Water Group Ltd.	38,092,000	10,447,965
Beijing Kingsoft Office Software Inc., Class A	247,558	10,151,474
Beijing New Building Materials PLC, Class A	1,225,619	4,838,403
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	604,300	1,142,563
Beijing Roborock Technology Co. Ltd., Class A	143,312	4,274,266
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,155,900	3,436,388
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	3,646,000	3,870,833
Beijing Tong Ren Tang Co. Ltd., Class A	897,200	5,067,472
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	585,458	5,888,690
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	24,245,601	19,217,398
Bethel Automotive Safety Systems Co. Ltd., Class A	519,380	3,127,848
Bilibili Inc., Class Z(a)	2,059,097	39,474,702
Bloomage Biotechnology Corp. Ltd., Class A	273,586	2,247,979
BOC Aviation Ltd.(b)	1,778,500	13,750,228
BOC International China Co. Ltd., Class A	1,396,000	2,243,150
BOE Technology Group Co. Ltd., Class A	15,597,500	9,285,349
BOE Varitronix Ltd.(c)	4,130,000	2,956,225
Bosideng International Holdings Ltd.	33,062,000	17,263,566
Brilliance China Automotive Holdings Ltd.	27,434,000	10,163,962
BYD Co. Ltd., Class A	903,786	34,543,358
BYD Co. Ltd., Class H	9,272,000	305,836,759
BYD Electronic International Co. Ltd.	6,858,000	30,679,148
C&D International Investment Group Ltd.(c)	6,508,000	10,786,399
Caitong Securities Co. Ltd., Class A	5,225,350	6,094,878
Cambricon Technologies Corp. Ltd., Class A(a)	236,173	18,453,619
Canggang Railway Ltd., NVS(c)	12,742,000	1,654,167
CanSino Biologics Inc., Class H(a)(b)	840,400	3,044,021
Canvest Environmental Protection Group Co. Ltd.	9,468,000	5,415,663
Cathay Biotech Inc., Class A	380,000	2,348,797
CGN Mining Co. Ltd.(c)	26,420,000	5,991,638
CGN New Energy Holdings Co. Ltd.	16,124,000	4,796,320
CGN Power Co. Ltd., Class H(b)	101,225,000	33,673,589
Changchun High-Tech Industry Group Co. Ltd., Class A	239,542	3,560,229
Changjiang Securities Co. Ltd., Class A	6,006,028	5,806,847
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	222,669	4,147,546
Chaozhou Three-Circle Group Co. Ltd., Class A	1,523,653	7,708,073
Chervon Holdings Ltd.	851,900	1,871,736
China Animal Healthcare Ltd.(a)(d)	1,237,000	2
China Aoyuan Group Ltd.(a)	10,526,000	351,769
China BlueChemical Ltd., Class H	17,628,000	4,531,620
China CITIC Bank Corp. Ltd., Class H	76,293,000	48,746,628
China Coal Energy Co. Ltd., Class H	18,208,000	21,655,308
China Communications Services Corp. Ltd., Class H	22,164,000	11,680,627

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Conch Venture Holdings Ltd.	12,429,000	$10,662,492
China Construction Bank Corp., Class A	4,140,222	4,565,576
China Construction Bank Corp., Class H	847,798,000	640,985,306
China CSSC Holdings Ltd., Class A	2,329,001	11,392,539
China Datang Corp. Renewable Power Co. Ltd., Class H(c)	23,840,000	6,145,100
China East Education Holdings Ltd.(b)(c)	5,978,500	2,223,095
China Eastern Airlines Corp. Ltd., Class A(a)	11,702,375	6,605,039
China Education Group Holdings Ltd.	10,626,000	4,771,858
China Energy Engineering Corp. Ltd., Class A	36,649,144	11,867,091
China Everbright Bank Co. Ltd., Class A	21,110,182	10,511,184
China Everbright Bank Co. Ltd., Class H	25,505,000	8,866,377
China Everbright Environment Group Ltd.(c)	32,414,148	14,675,572
China Everbright Ltd.(c)	9,766,000	6,557,683
China Feihe Ltd.(b)	31,023,000	22,940,476
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China Foods Ltd.	11,698,000	3,678,474
China Galaxy Securities Co. Ltd., Class A	2,060,300	4,453,488
China Galaxy Securities Co. Ltd., Class H	32,601,000	29,629,038
China Gas Holdings Ltd.	23,773,200	19,750,765
China Gold International Resources Corp. Ltd.(a)	1,837,800	9,295,673
China Great Wall Securities Co. Ltd., Class A	2,170,200	2,622,556
China Greatwall Technology Group Co. Ltd., Class A(a)	2,102,900	4,911,298
China Hongqiao Group Ltd.	25,125,000	36,900,661
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,416,400	6,975,595
China International Capital Corp. Ltd., Class H(b)	13,140,000	23,005,379
China Jinmao Holdings Group Ltd.	53,816,000	7,523,380
China Jushi Co. Ltd., Class A	2,857,662	4,499,171
China Lesso Group Holdings Ltd.	11,182,000	5,067,723
China Life Insurance Co. Ltd., Class A	1,292,521	7,565,960
China Life Insurance Co. Ltd., Class H	65,329,000	124,753,384
China Lilang Ltd.(c)	6,044,000	2,952,082
China Literature Ltd.(a)(b)	3,455,800	12,658,201
China Longyuan Power Group Corp. Ltd., Class H	27,168,000	22,489,838
China Medical System Holdings Ltd.	11,803,000	11,930,979
China Mengniu Dairy Co. Ltd.	27,589,000	60,758,155
China Merchants Bank Co. Ltd., Class A	10,429,182	52,571,424
China Merchants Bank Co. Ltd., Class H	34,665,464	158,892,812
China Merchants Energy Shipping Co. Ltd., Class A	5,400,400	4,717,214
China Merchants Port Holdings Co. Ltd.	11,840,270	18,777,203
China Merchants Securities Co. Ltd., Class A	4,369,841	11,602,187
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,805,066	7,851,228
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	16,243,217	8,902,506
China Minsheng Banking Corp. Ltd., Class H	55,284,720	21,573,455
China Modern Dairy Holdings Ltd.(c)	34,177,000	3,613,941
China National Building Material Co. Ltd., Class H	36,222,850	15,541,763
China National Chemical Engineering Co. Ltd., Class A	4,315,522	4,876,421
China National Nuclear Power Co. Ltd., Class A	9,424,009	12,274,740
China National Software & Service Co. Ltd., Class A(a)	515,780	3,974,684
China Nonferrous Mining Corp Ltd.	18,175,000	11,900,359
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,491,700	7,873,436
Security	Shares	Value
China (continued)
China Oilfield Services Ltd., Class H	15,330,000	$13,274,673
China Oriental Group Co. Ltd.	15,524,000	2,281,523
China Overseas Grand Oceans Group Ltd.(c)	17,557,500	4,173,779
China Overseas Land & Investment Ltd.	33,417,000	57,740,384
China Overseas Property Holdings Ltd.	12,960,000	8,707,687
China Pacific Insurance Group Co. Ltd., Class A	3,315,342	15,596,213
China Pacific Insurance Group Co. Ltd., Class H	23,590,000	74,683,602
China Petroleum & Chemical Corp., Class A	15,781,100	13,899,522
China Petroleum & Chemical Corp., Class H	213,636,200	114,804,607
China Power International Development Ltd.	39,748,000	15,159,152
China Railway Group Ltd., Class A	9,912,966	8,802,743
China Railway Group Ltd., Class H	35,682,000	17,247,794
China Rare Earth Resources & Technology Co. Ltd., Class A	1,102,500	4,721,441
China Renewable Energy Investment Ltd.(a)(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	13,998,000	47,531,290
China Resources Building Materials Technology Holdings Ltd.	22,178,000	5,114,426
China Resources Gas Group Ltd.	8,325,400	29,881,360
China Resources Land Ltd.	28,079,277	83,939,606
China Resources Medical Holdings Co. Ltd.	11,066,500	5,509,228
China Resources Microelectronics Ltd., Class A	813,612	5,682,941
China Resources Mixc Lifestyle Services Ltd.(b)	6,070,200	23,018,901
China Resources Pharmaceutical Group Ltd.(b)	14,659,500	9,911,250
China Resources Power Holdings Co. Ltd.	16,828,000	38,555,849
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	791,435	4,940,189
China Risun Group Ltd.(c)	16,036,000	6,399,294
China Ruyi Holdings Ltd.(a)(c)	54,955,200	14,521,184
China Shenhua Energy Co. Ltd., Class A	3,207,929	17,717,539
China Shenhua Energy Co. Ltd., Class H	29,920,000	124,412,709
China Shineway Pharmaceutical Group Ltd.	4,648,000	5,824,567
China Southern Airlines Co. Ltd., Class A(a)	7,496,584	7,015,136
China State Construction Engineering Corp. Ltd., Class A	19,601,119	16,239,481
China State Construction International Holdings Ltd.	18,072,000	25,232,484
China Taiping Insurance Holdings Co. Ltd.	12,842,508	20,379,730
China Three Gorges Renewables Group Co. Ltd., Class A	13,671,570	8,618,740
China Tobacco International HK Co. Ltd.(c)	3,227,000	10,115,132
China Tourism Group Duty Free Corp. Ltd., Class A	896,479	8,666,982
China Tower Corp. Ltd., Class H(b)	381,742,000	50,231,506
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	25,904,000	7,369,688
China Travel International Investment Hong Kong Ltd.	35,030,000	4,385,571
China United Network Communications Ltd., Class A	15,029,525	10,713,146
China Vanke Co. Ltd., Class A(a)	4,093,768	4,885,838
China Vanke Co. Ltd., Class H(a)(c)	19,284,187	16,040,572
China Water Affairs Group Ltd.(c)	9,102,000	5,092,753
China XLX Fertiliser Ltd.	5,178,000	2,728,766
China Yangtze Power Co. Ltd., Class A	12,708,125	47,876,164
China Zheshang Bank Co. Ltd., Class A	18,590,796	7,449,526
China Zhongwang Holdings Ltd., NVS(d)	2,334,641	127,535
Chinasoft International Ltd.(c)	20,906,000	14,782,251
Chongqing Brewery Co. Ltd., Class A	321,100	2,757,717
Chongqing Changan Automobile Co. Ltd., Class A	4,704,464	9,017,604
Chongqing Hongjiu Fruit Co. Ltd., Class H(a)(c)(d)	4,263,600	810,522

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,301,713	$5,320,407
Chow Tai Fook Jewellery Group Ltd.	18,167,400	16,762,840
CIMC Enric Holdings Ltd.	8,204,000	7,149,090
CITIC Ltd.	50,049,000	55,948,330
CITIC Securities Co. Ltd., Class A	5,396,649	22,976,253
CITIC Securities Co. Ltd., Class H	14,320,400	40,842,961
CMOC Group Ltd., Class A	8,578,433	8,689,443
CMOC Group Ltd., Class H	33,594,000	25,172,921
CNGR Advanced Material Co. Ltd., Class A	605,100	3,358,840
CNPC Capital Co. Ltd., Class A, NVS	4,451,700	4,636,244
COFCO Joycome Foods Ltd.(a)(c)	29,024,000	5,390,093
Concord New Energy Group Ltd.	83,430,000	5,592,191
Contemporary Amperex Technology Co. Ltd., Class A	2,295,751	83,455,420
Cosco Shipping Energy Transportation Co. Ltd., Class A	1,933,300	3,353,945
Cosco Shipping Energy Transportation Co. Ltd., Class H	11,430,000	8,712,069
Cosco Shipping Holdings Co. Ltd., Class A	5,365,746	10,100,721
Cosco Shipping Holdings Co. Ltd., Class H	27,117,600	38,063,201
Cosco Shipping International Hong Kong Co. Ltd.	12,064,000	6,249,090
COSCO Shipping Ports Ltd.	14,884,000	8,664,323
Country Garden Holdings Co. Ltd.(a)(c)(d)	29,489,000	947,590
Country Garden Services Holdings Co. Ltd.	18,838,000	13,725,151
CRRC Corp. Ltd., Class A	10,630,500	11,672,876
CRRC Corp. Ltd., Class H	40,642,000	23,811,610
CSC Financial Co. Ltd., Class A	2,392,294	9,044,841
CSG Holding Co. Ltd., Class B	3,734,481	1,113,624
CSPC Innovation Pharmaceutical Co. Ltd., Class A	914,740	3,632,839
CSPC Pharmaceutical Group Ltd.	70,077,760	45,855,833
Daqin Railway Co. Ltd., Class A	7,946,519	7,478,901
Daqo New Energy Corp., ADR(a)(c)	469,098	9,396,033
Digital China Holdings Ltd.(c)	9,527,000	4,625,292
Dong-E-E-Jiao Co. Ltd., Class A	357,200	2,870,529
Dongfang Electric Corp. Ltd., Class A	1,775,924	3,735,583
Dongxing Securities Co. Ltd., Class A	4,052,267	6,408,893
Dongyue Group Ltd.(c)	13,022,000	11,526,283
DPC Dash Ltd., NVS(a)	378,300	3,790,294
East Buy Holding Ltd.(a)(b)(c)	4,043,000	7,701,765
East Money Information Co. Ltd., Class A	8,055,988	30,433,864
Eastroc Beverage Group Co. Ltd., Class A	338,030	10,023,218
Ecovacs Robotics Co. Ltd., Class A	398,900	2,838,450
Empyrean Technology Co. Ltd., Class A, NVS	279,600	4,886,263
ENN Energy Holdings Ltd.	6,931,200	47,108,757
ENN Natural Gas Co. Ltd., Class A	1,974,628	4,998,177
Eoptolink Technology Inc. Ltd., Class A	410,400	6,552,127
Eve Energy Co. Ltd., Class A	1,281,577	8,667,908
Everbright Securities Co. Ltd., Class A	2,427,486	6,630,594
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	7,311,200	2,467,924
Everest Medicines Ltd.(a)(b)(c)	2,011,000	8,911,548
Far East Horizon Ltd.	11,566,000	7,804,820
Fenbi Ltd., NVS(a)(c)	6,920,000	2,387,243
FinVolution Group, ADR	1,458,682	10,181,600
First Tractor Co. Ltd., Class H(c)	3,122,000	2,910,278
Flat Glass Group Co. Ltd., Class A	1,210,900	4,279,988
Focus Media Information Technology Co. Ltd., Class A	8,366,299	8,004,715
Security	Shares	Value
China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,069,362	$12,983,894
Fosun International Ltd.	22,652,500	12,318,849
Founder Securities Co. Ltd., Class A	5,925,600	7,036,342
Foxconn Industrial Internet Co. Ltd., Class A	6,918,825	21,452,483
Fu Shou Yuan International Group Ltd.	11,478,000	5,727,203
Fufeng Group Ltd.(c)	15,971,400	9,753,853
Fuyao Glass Industry Group Co. Ltd., Class A	894,800	6,913,408
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,486,000	36,914,152
GalaxyCore Inc., Class A, NVS	1,079,400	2,395,256
Ganfeng Lithium Group Co. Ltd., Class A	1,105,357	6,440,404
GCL Technology Holdings Ltd.(a)(c)	187,382,000	35,134,318
GD Power Development Co. Ltd., Class A	12,536,800	7,916,353
GDS Holdings Ltd., Class A(a)(c)	8,978,876	22,320,132
Geely Automobile Holdings Ltd.	52,943,000	95,328,839
Gemdale Properties & Investment Corp. Ltd.(c)	71,580,000	2,732,350
Genertec Universal Medical Group Co. Ltd.(b)	12,726,500	7,675,609
Genscript Biotech Corp.(a)(c)	10,402,000	14,513,542
GF Securities Co. Ltd., Class A	2,767,730	6,301,193
Giant Biogene Holding Co. Ltd.(b)(c)	2,710,800	17,513,231
GigaDevice Semiconductor Inc., Class A(a)	386,935	4,606,159
Ginlong Technologies Co. Ltd., Class A	240,550	2,269,330
GoerTek Inc., Class A	1,962,362	6,927,733
Goldwind Science & Technology Co. Ltd., Class A	2,875,237	4,445,044
Goneo Group Co. Ltd., Class A	488,204	4,807,412
Gotion High-tech Co. Ltd., Class A	1,364,200	4,385,077
Grand Pharmaceutical Group Ltd.	15,755,000	9,204,043
Great Wall Motor Co. Ltd., Class A	806,700	2,928,858
Great Wall Motor Co. Ltd., Class H	21,161,000	34,274,700
Gree Electric Appliances Inc. of Zhuhai, Class A	1,785,400	10,404,663
Greentown China Holdings Ltd.(c)	9,560,000	11,777,247
Greentown Management Holdings Co. Ltd.(b)(c)	8,557,000	3,316,423
Greentown Service Group Co. Ltd.	13,416,000	6,751,783
GRG Banking Equipment Co. Ltd., Class A	2,397,100	4,335,806
Guangdong Haid Group Co. Ltd., Class A	1,070,720	6,883,544
Guangdong Investment Ltd.	25,538,000	16,057,474
Guanghui Energy Co. Ltd., Class A	4,467,780	4,451,906
Guangzhou Automobile Group Co. Ltd., Class A	1,670,699	2,048,413
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,092,188	4,383,242
Guangzhou Haige Communications Group Inc. Co., Class A	1,728,700	3,061,535
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,238,296	4,255,010
Guolian Securities Co. Ltd., Class A	3,046,300	5,168,753
Guosen Securities Co. Ltd., Class A	5,905,467	9,392,154
Guotai Junan Securities Co. Ltd., Class A	4,156,891	10,933,310
Guoyuan Securities Co. Ltd., Class A	4,623,871	5,439,050
Gushengtang Holdings Ltd.(c)	1,571,200	6,849,818
H World Group Ltd., ADR	1,826,055	58,744,189
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	32,180,000	1,695,861
Haidilao International Holding Ltd.(b)	14,664,000	29,546,360
Haier Smart Home Co. Ltd., Class A	2,997,037	11,780,302
Haier Smart Home Co. Ltd., Class A	21,812,200	73,363,591
Hainan Airlines Holding Co. Ltd., Class A(a)	27,588,641	6,699,466
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	7,506,903	3,997,955
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	2,024,000	2,255,591
Haitian International Holdings Ltd.	5,947,000	15,172,779
Haitong Securities Co. Ltd., Class A	3,636,131	5,749,696

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Haitong Securities Co. Ltd., Class H(c)	22,618,000	$20,203,470
Hang Zhou Great Star Industrial Co. Ltd.	990,400	3,830,753
Hangzhou First Applied Material Co. Ltd., Class A	1,579,131	3,830,325
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	996,600	3,828,381
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	6,736,566	8,996,519
Hangzhou Tigermed Consulting Co. Ltd., Class A	255,574	2,294,179
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,152,000	25,299,208
Harbin Electric Co. Ltd., Class H	8,398,000	2,751,913
Hello Group Inc., ADR	1,380,591	9,291,377
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	1,759,700	3,948,333
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,423,632	8,211,164
Hengan International Group Co. Ltd.	5,492,000	15,775,350
Hengli Petrochemical Co. Ltd., Class A	3,997,230	7,954,471
Hengtong Optic-Electric Co. Ltd., Class A	1,592,800	3,890,029
Hisense Home Appliances Group Co. Ltd., Class H	3,231,000	9,162,567
Hithink RoyalFlush Information Network Co. Ltd., Class A	298,802	13,969,381
HLA Group Corp. Ltd., Class A	2,189,100	1,853,494
Hopson Development Holdings Ltd.(a)(c)	9,869,571	3,955,533
Hoshine Silicon Industry Co. Ltd., Class A	550,623	4,509,917
Hua Han Health Industry Holdings Ltd.(a)(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(b)(c)	5,342,000	14,189,736
Huabao International Holdings Ltd.(c)	9,088,000	2,628,278
Huadian Power International Corp. Ltd., Class A	5,537,800	4,037,668
Huadong Medicine Co. Ltd., Class A	1,025,841	5,545,846
Huafon Chemical Co. Ltd., Class A	6,046,755	6,966,761
Huagong Tech Co. Ltd., Class A	755,000	3,737,803
Huaibei Mining Holdings Co. Ltd., Class A	1,558,500	3,135,531
Hualan Biological Engineering Inc., Class A	1,445,420	3,375,052
Huaneng Power International Inc., Class A	4,236,426	4,083,796
Huaneng Power International Inc., Class H	37,346,000	19,479,064
Huatai Securities Co. Ltd., Class A	1,715,051	4,275,541
Huatai Securities Co. Ltd., Class H(b)	12,937,400	22,376,490
Huaxia Bank Co. Ltd., Class A	9,884,130	10,333,195
Huayu Automotive Systems Co. Ltd., Class A	2,376,660	5,570,303
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	626,400	2,588,488
Huizhou Desay Sv Automotive Co. Ltd., Class A	344,600	5,977,334
Humanwell Healthcare Group Co. Ltd., Class A	1,140,500	3,504,800
Hunan Valin Steel Co. Ltd., Class A	6,664,200	4,076,697
Hundsun Technologies Inc., Class A	1,132,349	4,831,472
HUTCHMED China Ltd.(a)(c)	4,809,080	16,483,216
HUYA Inc., ADR	866,597	2,790,442
Hwatsing Technology Co. Ltd., Class A, NVS	163,520	4,301,260
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	3,337,000	6,916,090
Hygon Information Technology Co. Ltd., Class A, NVS	1,125,453	19,730,406
iDreamSky Technology Holdings Ltd.(a)(b)(c)	8,475,600	2,768,344
IEIT Systems Co. Ltd., Class A	874,972	5,805,973
Iflytek Co. Ltd., Class A	1,284,596	9,142,928
Imeik Technology Development Co. Ltd., Class A	188,692	5,548,461
Industrial & Commercial Bank of China Ltd., Class A	32,344,280	27,477,922
Industrial & Commercial Bank of China Ltd., Class H	611,667,000	360,639,414
Security	Shares	Value
China (continued)
Industrial Bank Co. Ltd., Class A	9,905,791	$24,756,599
Industrial Securities Co. Ltd., Class A	6,305,451	5,614,086
INESA Intelligent Tech Inc., Class B	2,977,852	1,985,530
Ingenic Semiconductor Co. Ltd., Class A	302,503	2,905,034
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	34,743,900	9,235,033
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	10,375,300	6,833,598
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,728,962	10,812,034
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,354,695	20,588,393
InnoCare Pharma Ltd.(a)(b)	5,871,000	4,921,509
Innovent Biologics Inc.(a)(b)	10,846,500	54,092,919
iQIYI Inc., ADR(a)(c)	4,044,424	8,735,956
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	645,200	5,705,925
JA Solar Technology Co. Ltd., Class A	1,841,280	4,443,060
JCET Group Co. Ltd., Class A	1,153,400	6,224,066
JD Health International Inc.(a)(b)	9,883,600	36,457,953
JD Logistics Inc.(a)(b)	17,872,100	32,253,214
JD.com Inc., Class A	21,853,704	408,510,927
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,987,100	5,259,296
Jiangsu Expressway Co. Ltd., Class H	10,780,000	10,954,139
Jiangsu Hengli Hydraulic Co. Ltd., Class A	892,196	6,556,146
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,993,655	21,037,356
Jiangsu King's Luck Brewery JSC Ltd., Class A	868,856	5,414,951
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	1,516,907	2,198,765
Jiangsu Yanghe Distillery Co. Ltd., Class A	807,151	9,589,451
Jiangsu Yoke Technology Co. Ltd., Class A	388,800	3,452,538
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	797,200	3,804,797
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,796,400	3,960,575
Jiangxi Copper Co. Ltd., Class H	11,291,000	18,225,041
Jinchuan Group International Resources Co. Ltd.	35,486,000	2,438,869
Jinduicheng Molybdenum Co. Ltd., Class A	1,828,400	2,667,974
Jinke Smart Services Group Co. Ltd., Class H(a)	1,416,000	1,201,661
Jinko Solar Co. Ltd., Class A	4,877,418	5,917,840
JinkoSolar Holding Co. Ltd., ADR(c)	333,459	7,399,455
Jinxin Fertility Group Ltd.(b)(c)	18,149,500	7,008,422
Jiumaojiu International Holdings Ltd.(b)(c)	10,199,000	4,405,073
JNBY Design Ltd.	2,839,500	5,362,417
JOYY Inc., ADR(a)	290,878	11,300,610
Kangji Medical Holdings Ltd.	5,021,000	3,858,864
Kanzhun Ltd., ADR	2,402,133	32,428,796
KE Holdings Inc., ADR	5,675,713	106,987,190
Keymed Biosciences Inc.(a)(b)(c)	1,694,500	8,402,867
Kingboard Holdings Ltd.	5,856,700	14,119,180
Kingboard Laminates Holdings Ltd.	8,789,500	8,398,470
Kingdee International Software Group Co. Ltd.(a)	26,513,000	30,104,251
Kingsoft Cloud Holdings Ltd.(a)(c)	18,013,760	8,507,718
Kingsoft Corp. Ltd.	8,343,400	33,936,465
Kuaishou Technology(a)(b)	24,108,200	151,148,758
Kuang-Chi Technologies Co. Ltd., Class A	1,368,150	7,615,001
Kunlun Energy Co. Ltd.	34,736,000	32,873,579
Kunlun Tech Co. Ltd., Class A	737,100	4,713,160
Kweichow Moutai Co. Ltd., Class A	649,420	137,551,037
LB Group Co. Ltd., Class A	2,093,407	5,172,877
Lee & Man Paper Manufacturing Ltd.	14,866,000	4,452,266
Legend Biotech Corp., ADR(a)(c)	642,877	27,045,835

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Lenovo Group Ltd.	70,668,000	$83,623,098
Lens Technology Co. Ltd., Class A	3,392,315	9,717,461
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	3,558,000	1,339,967
Li Auto Inc., Class A(a)	10,983,404	130,081,468
Li Ning Co. Ltd.	19,987,500	41,521,236
Lifetech Scientific Corp. (a)(c)	36,346,000	6,930,449
Lingyi iTech Guangdong Co., Class A	5,057,233	6,010,505
LK Technology Holdings Ltd.(c)	5,657,500	2,363,628
Longfor Group Holdings Ltd.(b)(c)	17,625,000	25,036,802
LONGi Green Energy Technology Co. Ltd., Class A	3,794,569	9,710,192
Lonking Holdings Ltd.	23,860,000	4,369,152
Lufax Holding Ltd., ADR	1,811,050	4,437,073
Luxshare Precision Industry Co. Ltd., Class A	3,720,789	19,961,607
Luye Pharma Group Ltd. (a)(b)(c)	19,422,000	6,313,828
Luzhou Laojiao Co. Ltd., Class A	704,908	13,587,095
Mango Excellent Media Co. Ltd., Class A	1,166,432	4,667,677
Maoyan Entertainment(a)(b)(c)	5,075,200	5,813,607
Maxscend Microelectronics Co. Ltd., Class A	318,012	4,092,586
Medlive Technology Co. Ltd.(b)	793,500	999,524
Meitu Inc.(b)(c)	27,748,500	10,404,482
Meituan, Class B(a)(b)	43,809,760	924,091,003
Metallurgical Corp. of China Ltd., Class A	12,870,100	5,961,484
MH Development Ltd.(a)(d)	3,308,000	4
Microport Scientific Corp.(a)(c)	7,441,600	5,770,467
Midea Group Co. Ltd.(a)	2,936,300	26,173,831
Midea Group Co. Ltd., Class A	1,680,900	16,337,378
Ming Yuan Cloud Group Holdings Ltd.	8,791,000	3,044,459
MINISO Group Holding Ltd.(c)	3,384,104	16,925,621
Minth Group Ltd.(a)	6,616,000	11,377,480
MMG Ltd.(a)	37,179,198	12,761,478
Montage Technology Co. Ltd., Class A	728,600	6,805,236
Muyuan Foods Co. Ltd., Class A(a)	2,819,183	15,924,567
NARI Technology Co. Ltd., Class A	3,758,936	12,871,742
National Silicon Industry Group Co. Ltd., Class A	1,768,200	5,292,491
NAURA Technology Group Co. Ltd., Class A	270,275	15,561,156
NetDragon Websoft Holdings Ltd.	3,043,000	3,955,569
NetEase Cloud Music Inc.(a)(b)(c)	599,650	9,094,949
NetEase Inc.	17,010,735	296,144,549
New China Life Insurance Co. Ltd., Class A	759,601	4,998,910
New China Life Insurance Co. Ltd., Class H	7,939,900	24,403,337
New Hope Liuhe Co. Ltd., Class A(a)	3,859,744	5,095,000
New Horizon Health Ltd.(a)(b)(c)(d)	2,592,000	4,004,274
New Oriental Education & Technology Group Inc.	13,180,490	77,622,982
Nexteer Automotive Group Ltd.	8,640,000	3,207,326
Nine Dragons Paper Holdings Ltd.(a)	15,830,000	6,460,874
Ninestar Corp., Class A(a)	903,634	3,342,214
Ningbo Deye Technology Co. Ltd., Class A, NVS	391,464	4,678,727
Ningbo Orient Wires & Cables Co. Ltd., Class A	528,600	4,225,623
Ningbo Sanxing Medical Electric Co. Ltd., Class A	1,076,800	4,602,717
Ningbo Tuopu Group Co. Ltd., Class A	1,191,650	8,653,027
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,369,500	9,766,305
NIO Inc., Class A(a)(c)	12,269,435	54,781,720
Noah Holdings Ltd., ADR	388,664	5,099,272
Nongfu Spring Co. Ltd., Class H(b)	17,778,400	76,259,926
OFILM Group Co. Ltd., Class A(a)	2,120,300	3,935,795
Oppein Home Group Inc., Class A	358,580	3,577,617
Orient Overseas International Ltd.	1,197,500	15,354,115
Orient Securities Co. Ltd., Class A	4,974,367	7,526,587
Security	Shares	Value
China (continued)
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	5,839,700	$2,332,388
PDD Holdings Inc., ADR(a)	6,139,631	592,842,769
People's Insurance Co. Group of China Ltd. (The), Class H	90,805,000	43,464,980
PetroChina Co. Ltd., Class A	10,315,437	11,459,541
PetroChina Co. Ltd., Class H	186,238,000	132,601,648
Pharmaron Beijing Co. Ltd., Class A	869,725	3,331,314
PICC Property & Casualty Co. Ltd., Class H	60,825,040	92,351,002
Ping An Bank Co. Ltd., Class A	7,886,736	12,434,959
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	5,727,100	10,991,489
Ping An Insurance Group Co. of China Ltd., Class A	5,366,054	39,731,538
Ping An Insurance Group Co. of China Ltd., Class H	59,410,500	345,518,563
Piotech Inc., Class A, NVS	195,288	5,397,050
Poly Developments and Holdings Group Co. Ltd., Class A	6,346,111	9,029,482
Poly Property Group Co. Ltd.(c)	21,766,000	4,528,867
Pop Mart International Group Ltd.(b)	4,897,600	56,852,850
Postal Savings Bank of China Co. Ltd., Class A	13,199,100	9,687,048
Postal Savings Bank of China Co. Ltd., Class H(b)	69,313,000	39,475,313
Power Construction Corp. of China Ltd., Class A	10,695,944	8,248,086
Q Technology Group Co. Ltd.(a)(c)	5,346,000	4,119,847
Qifu Technology Inc.	1,069,406	40,755,063
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	3,329,450	8,244,753
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,084,300	4,995,900
RLX Technology Inc., ADR	4,000,231	7,920,457
Rongsheng Petrochemical Co. Ltd., Class A	5,432,121	7,187,488
SAIC Motor Corp. Ltd., Class A	4,458,590	10,850,317
Sailun Group Co. Ltd., Class A	3,050,800	6,235,850
Sanan Optoelectronics Co. Ltd., Class A	2,754,800	4,928,862
Sany Heavy Equipment International Holdings Co. Ltd.(c)	11,157,000	7,055,800
Sany Heavy Industry Co. Ltd., Class A	3,548,256	8,588,662
Satellite Chemical Co. Ltd., Class A	2,795,807	6,952,244
SDIC Capital Co. Ltd., Class A	5,419,000	5,792,381
SDIC Power Holdings Co. Ltd., Class A	3,932,000	8,274,185
Seazen Group Ltd.(a)(c)	21,204,000	5,468,585
Seres Group Co. Ltd., Class A, NVS(a)	825,500	13,975,947
SF Holding Co. Ltd., Class A	2,180,192	12,475,136
SG Micro Corp., Class A	301,950	3,677,770
Shaanxi Coal Industry Co. Ltd., Class A	4,971,990	16,088,618
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,538,600	2,621,236
Shandong Gold Mining Co. Ltd., Class A	1,771,201	5,993,311
Shandong Gold Mining Co. Ltd., Class H(b)(c)	6,066,000	10,780,986
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,706,799	5,212,477
Shandong Linglong Tyre Co. Ltd., Class A	1,294,241	3,430,107
Shandong Nanshan Aluminum Co. Ltd., Class A	11,607,600	6,443,093
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,759,600	12,585,887
Shanghai Baosight Software Co. Ltd., Class A	1,102,516	4,280,901
Shanghai Baosight Software Co. Ltd., Class B	6,392,456	10,621,941
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	175,366	4,388,874
Shanghai Chicmax Cosmetic Co. Ltd., NVS(c)	381,100	1,538,131

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,743,309	$4,667,396
Shanghai Electric Group Co. Ltd., Class A(a)	6,993,500	8,267,080
Shanghai Electric Power Co. Ltd., Class A	2,016,700	2,646,504
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,059,800	3,906,352
Shanghai Industrial Holdings Ltd.	5,836,000	8,676,939
Shanghai International Airport Co. Ltd., Class A	936,103	4,527,211
Shanghai M&G Stationery Inc., Class A	738,947	3,410,658
Shanghai MicroPort MedBot Group Co. Ltd.(a)(c)	1,731,000	2,183,018
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	772,000	2,321,778
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,659,500	11,127,699
Shanghai Pudong Development Bank Co. Ltd., Class A	13,449,546	17,651,496
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,307,494	3,610,306
Shanghai RAAS Blood Products Co. Ltd., Class A	6,046,934	6,298,646
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,567,100	6,409,112
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	439,424	7,993,680
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	841,800	3,313,106
Shanjin International Gold Co. Ltd., Class A	1,823,900	4,105,961
Shanxi Coal International Energy Group Co. Ltd., Class A	1,014,600	1,729,549
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,670,800	4,141,079
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,923,700	3,893,020
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	623,939	17,666,664
Shengyi Technology Co. Ltd., Class A	1,798,308	5,250,303
Shennan Circuits Co. Ltd., Class A	312,271	4,282,080
Shenwan Hongyuan Group Co. Ltd., Class A	14,809,792	10,993,010
Shenzhen Capchem Technology Co. Ltd., Class A	482,103	2,743,003
Shenzhen Goodix Technology Co. Ltd., Class A	247,500	2,829,088
Shenzhen Inovance Technology Co. Ltd., Class A	911,742	7,634,092
Shenzhen International Holdings Ltd.	11,204,750	9,235,193
Shenzhen Investment Ltd.(c)	29,290,000	3,317,578
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	583,146	21,107,885
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	489,400	4,433,773
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	543,800	2,615,745
Shenzhen Transsion Holdings Co. Ltd., Class A	662,714	8,721,197
Shenzhou International Group Holdings Ltd.	7,193,900	55,693,232
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	966,118	2,301,684
Shoucheng Holdings Ltd.(c)	29,776,800	3,691,010
Shougang Fushan Resources Group Ltd.(c)	22,660,000	7,682,203
Shui On Land Ltd.	50,240,666	4,470,528
Sichuan Chuantou Energy Co. Ltd., Class A	3,672,078	8,344,999
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,125,220	5,098,307
Sichuan Road & Bridge Group Co. Ltd., Class A	5,389,460	5,558,962
Sieyuan Electric Co. Ltd., Class A	635,600	6,826,888
Security	Shares	Value
China (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	49,566,000	$4,412,788
Simcere Pharmaceutical Group Ltd.(b)(c)	7,741,000	6,984,635
Sino Biopharmaceutical Ltd.	88,050,000	37,096,767
Sinofert Holdings Ltd.	27,846,000	3,876,034
Sinolink Securities Co. Ltd., Class A	2,292,900	2,892,547
Sinoma International Engineering Co., Class A	1,751,000	2,529,085
Sinopec Engineering Group Co. Ltd., Class H	16,881,500	12,442,371
Sinopec Kantons Holdings Ltd.(c)	14,722,000	7,996,387
Sinopharm Group Co. Ltd., Class H	11,606,000	30,422,854
Sinotruk Hong Kong Ltd.	5,635,000	15,608,515
Skyworth Group Ltd.	14,662,000	5,675,862
Smoore International Holdings Ltd.(b)(c)	16,332,000	24,243,706
SOHO China Ltd.(a)(c)	21,700,000	2,046,229
SooChow Securities Co. Ltd., Class A	3,933,900	4,483,918
Southwest Securities Co. Ltd., Class A	3,839,100	2,570,436
Spring Airlines Co. Ltd., Class A	675,600	5,330,969
SSY Group Ltd.	13,488,411	6,172,075
Sun Art Retail Group Ltd.	23,842,500	7,970,024
Sunac China Holdings Ltd.(a)(c)	54,376,837	17,551,508
Sunac Services Holdings Ltd.(b)(c)	12,398,000	2,865,532
Sungrow Power Supply Co. Ltd., Class A	1,046,220	11,803,068
Sunny Optical Technology Group Co. Ltd.	6,189,000	50,553,586
Sunwoda Electronic Co. Ltd., Class A	1,438,800	4,573,499
SUPCON Technology Co. Ltd., Class A	751,506	5,059,180
Superb Summit International Group Ltd.(a)(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,175,100	4,178,756
Suzhou Maxwell Technologies Co. Ltd., Class A	178,292	3,050,097
Suzhou TFC Optical Communication Co. Ltd., Class A	339,540	4,870,215
SY Holdings Group Ltd.	8,937,000	8,328,181
TAL Education Group, ADR(a)(c)	3,691,196	36,653,576
TBEA Co. Ltd., Class A	3,551,087	6,682,152
TCL Electronics Holdings Ltd.	9,384,000	6,234,180
TCL Technology Group Corp., Class A	13,500,212	8,754,145
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,161,438	3,149,524
Tencent Holdings Ltd.	57,392,000	2,963,910,120
Tencent Music Entertainment Group, ADR	6,607,896	75,396,093
Tiangong International Co. Ltd.(c)	14,914,000	4,006,460
Tianli International Holdings Ltd.(c)	11,005,000	6,116,522
Tianneng Power International Ltd.(c)	7,298,000	6,159,673
Tianqi Lithium Corp., Class A	865,500	4,580,197
Tianshan Aluminum Group Co. Ltd., Class A	3,278,700	3,673,842
Tianshui Huatian Technology Co. Ltd., Class A	2,588,136	4,242,137
Tingyi Cayman Islands Holding Corp.	17,078,000	21,469,024
Tong Ren Tang Technologies Co. Ltd., Class H	7,122,000	4,641,508
Tongcheng Travel Holdings Ltd.	11,340,400	27,879,879
TongFu Microelectronics Co. Ltd., Class A	917,700	3,801,000
Tongling Nonferrous Metals Group Co. Ltd., Class A	9,907,800	4,547,168
Tongwei Co. Ltd., Class A	2,274,177	8,646,734
Topsports International Holdings Ltd.(b)	16,095,000	5,075,595
Towngas Smart Energy Co. Ltd.	11,511,000	4,424,123
TravelSky Technology Ltd., Class H	7,861,000	10,638,435
Trina Solar Co. Ltd., Class A	1,198,616	4,049,058
Trip.com Group Ltd.(a)	5,538,141	359,999,215
Tsingtao Brewery Co. Ltd., Class A	280,600	2,836,155
Tsingtao Brewery Co. Ltd., Class H	5,374,000	33,639,306
Tuya Inc.	2,421,931	4,189,941
Unigroup Guoxin Microelectronics Co. Ltd., Class A	480,233	4,396,976

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Unisplendour Corp. Ltd., Class A	1,746,161	$6,161,789
Untrade Cteg(a)(d)	33,362,000	43
Untrade SMI Holdings(a)(d)	12,466,353	16
Untradelumena Newmat, NVS(a)(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,016,001	5,882,646
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)(d)	2,600,500	1,408,883
Vipshop Holdings Ltd., ADR	3,053,511	42,168,987
Vnet Group Inc., ADR(a)(c)	987,715	3,832,334
Wanhua Chemical Group Co. Ltd., Class A	1,465,286	15,099,966
Want Want China Holdings Ltd.	41,838,000	23,554,041
Wasion Holdings Ltd.	3,124,000	2,734,504
Weibo Corp., ADR	864,583	8,299,997
Weichai Power Co. Ltd., Class A	2,531,700	4,706,933
Weichai Power Co. Ltd., Class H	17,621,000	24,434,302
Weihai Guangwei Composites Co. Ltd., Class A	564,560	2,703,797
Weimob Inc.(a)(b)(c)	24,212,000	4,966,196
Wens Foodstuff Group Co. Ltd., Class A	3,300,541	7,936,961
West China Cement Ltd.(c)	29,174,000	5,712,224
Western Mining Co. Ltd., Class A	2,004,300	4,692,440
Western Securities Co. Ltd., Class A	5,644,191	7,028,241
Western Superconducting Technologies Co. Ltd., Class A	530,520	3,266,921
Will Semiconductor Co. Ltd. Shanghai, Class A	591,369	8,097,190
Wingtech Technology Co. Ltd., Class A	709,500	3,993,726
Wuhan Guide Infrared Co. Ltd., Class A	4,349,496	4,784,643
Wuliangye Yibin Co. Ltd., Class A	1,926,074	39,241,374
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,228,696	6,349,363
WuXi AppTec Co. Ltd., Class A	752,139	5,232,375
WuXi AppTec Co. Ltd., Class H(b)(c)	3,041,407	18,522,829
Wuxi Biologics Cayman Inc.(a)(b)	31,066,000	59,911,699
XCMG Construction Machinery Co. Ltd., Class A	7,898,309	8,837,333
XD Inc.(a)	3,003,800	9,303,130
Xiamen C & D Inc., Class A	2,016,800	2,741,318
Xiaomi Corp., Class B(a)(b)	135,545,200	487,837,837
Xinjiang Daqo New Energy Co. Ltd., Class A	939,250	3,763,082
Xinyi Solar Holdings Ltd.(c)	41,626,800	18,594,114
XPeng Inc., Class A(a)	11,002,950	66,362,876
Xtep International Holdings Ltd.(c)	12,512,500	8,504,663
Yadea Group Holdings Ltd.(b)	11,066,000	17,593,360
Yankuang Energy Group Co. Ltd., Class A	2,438,821	4,933,266
Yankuang Energy Group Co. Ltd., Class H	28,886,700	33,298,434
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	846,968	4,131,034
Yeahka Ltd.(a)(c)	2,624,400	3,385,380
Yealink Network Technology Corp. Ltd., Class A	790,806	4,153,025
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	2,607,600	3,043,317
Yidu Tech Inc. (a)(b)(c)	5,954,900	4,195,106
Yifeng Pharmacy Chain Co. Ltd., Class A	990,050	3,210,445
Yihai International Holding Ltd.	4,475,000	7,852,869
Yihai Kerry Arawana Holdings Co. Ltd., Class A	960,901	4,558,826
Yonyou Network Technology Co. Ltd., Class A(a)	2,014,683	3,687,412
Youngor Fashion Co. Ltd., Class A	2,487,832	2,785,118
Youyuan International Holdings Ltd.(a)(d)	4,800,100	6
YTO Express Group Co. Ltd., Class A	2,182,453	4,360,542
Yuexiu Property Co. Ltd.(c)	13,094,576	9,589,289
Yuexiu REIT(c)	28,539,751	3,606,977
Yuexiu Transport Infrastructure Ltd.	12,036,000	5,841,312
Yum China Holdings Inc.	3,368,278	156,793,341
Yunnan Aluminium Co. Ltd., Class A	2,737,553	5,191,980
Yunnan Baiyao Group Co. Ltd., Class A	1,003,152	7,957,266
Yunnan Energy New Material Co. Ltd., Class A	552,532	2,855,286
Security	Shares	Value
China (continued)
Yunnan Yuntianhua Co. Ltd., Class A	1,416,200	$4,305,002
Yutong Bus Co. Ltd., Class A	1,720,200	5,200,682
Zai Lab Ltd.(a)	8,184,490	23,925,355
Zangge Mining Co. Ltd., Class A	1,490,446	5,959,879
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	221,869	7,174,220
Zhaojin Mining Industry Co. Ltd., Class H(c)	13,308,500	19,571,617
Zhejiang China Commodities City Group Co. Ltd., Class A	2,960,220	5,859,320
Zhejiang Chint Electrics Co. Ltd., Class A	1,486,073	4,672,941
Zhejiang Dahua Technology Co. Ltd., Class A	2,053,858	4,650,020
Zhejiang Dingli Machinery Co. Ltd., Class A	448,716	3,778,751
Zhejiang Expressway Co. Ltd., Class H	15,589,800	10,281,587
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,070,262	2,698,370
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,059,791	4,763,912
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	826,994	3,994,870
Zhejiang Juhua Co. Ltd., Class A	1,916,500	5,959,706
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	4,679,200	17,109,503
Zhejiang NHU Co. Ltd., Class A	2,427,258	7,301,165
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,322,000	4,242,634
Zhejiang Supor Co. Ltd., Class A	438,840	3,174,256
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,749,373	4,980,833
Zhejiang Zheneng Electric Power Co. Ltd., Class A	6,805,700	5,058,465
Zheshang Securities Co. Ltd., Class A	3,585,800	6,299,676
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	6,363,000	10,362,917
Zhongji Innolight Co. Ltd., Class A	591,403	10,430,076
Zhongjin Gold Corp. Ltd., Class A	3,377,718	5,867,187
Zhongsheng Group Holdings Ltd.	6,848,000	13,585,522
Zhongtai Securities Co. Ltd., Class A	5,215,500	5,027,085
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,972,500	2,450,440
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,189,800	18,427,989
Zijin Mining Group Co. Ltd., Class A	10,996,500	24,006,298
Zijin Mining Group Co. Ltd., Class H	49,734,000	96,399,022
Zonqing Environmental Ltd.(c)	628,000	535,979
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,658,700	5,461,261
ZTE Corp., Class A	1,530,039	6,614,203
ZTE Corp., Class H	7,064,440	17,262,326
ZTO Express Cayman Inc.	3,774,779	71,937,538
		19,553,847,092
Colombia — 0.0%
Bancolombia SA	2,232,825	19,542,158
Cementos Argos SA	5,605,875	12,126,853
Interconexion Electrica SA ESP	4,265,058	16,162,939
		47,831,950
Czech Republic — 0.1%
CEZ AS	1,402,303	56,424,387
Komercni Banka AS	684,885	23,365,481
Moneta Money Bank AS(b)	3,467,912	17,850,438
		97,640,306
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	20,189,777	33,140,711
Eastern Co. SAE	13,335,084	7,295,439
EFG Holding S.A.E.(a)	14,783,837	6,096,581

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Egypt (continued)
E-Finance for Digital & Financial Investments, NVS	6,884,796	$2,818,338
Ezz Steel Co. SAE(a)	639,021	1,349,173
Fawry for Banking & Payment Technology Services SAE(a)	18,270,257	3,061,622
Talaat Moustafa Group	8,454,347	9,886,420
Telecom Egypt Co.	4,706,598	3,132,038
		66,780,322
Greece — 0.5%
Aegean Airlines SA	247,674	2,484,517
Alpha Services and Holdings SA	19,914,047	30,972,227
Athens International Airport SA(c)	431,263	3,668,683
Athens Water Supply & Sewage Co. SA	444,043	2,745,861
Autohellas Tourist and Trading SA	43,676	477,974
Eurobank Ergasias Services and Holdings SA, Class A	22,846,198	48,448,624
FF Group(d)	343,633	4
GEK TERNA SA	609,784	12,014,156
Hellenic Telecommunications Organization SA	1,471,586	23,254,839
HELLENiQ ENERGY Holdings SA	675,973	4,856,595
Holding Co. ADMIE IPTO SA	1,946,341	4,864,320
Intrakat Technical & Energy Projects SA(a)(c)	578,523	2,958,953
Intralot SA-Integrated Information Systems & Gaming Services(a)	2,933,846	2,834,542
Jumbo SA	1,043,498	27,253,241
LAMDA Development SA(a)	856,665	6,510,203
Metlen Energy & Metals SA	947,577	31,214,600
Motor Oil Hellas Corinth Refineries SA	534,055	11,076,520
National Bank of Greece SA	7,561,147	53,377,496
OPAP SA	1,727,840	28,347,286
Optima bank SA(c)	441,640	5,903,643
Piraeus Financial Holdings SA	9,518,365	34,999,876
Public Power Corp. SA	1,847,330	22,385,148
Sarantis SA	254,153	2,876,446
Terna Energy SA	444,049	9,333,354
Titan Cement International SA	458,952	18,819,431
		391,678,539
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,502,051	17,456,954
MOL Hungarian Oil & Gas PLC	3,449,479	23,642,647
OTP Bank Nyrt	1,966,038	106,567,008
Richter Gedeon Nyrt	1,127,410	29,988,334
		177,654,943
India — 21.3%
360 ONE WAM Ltd.	1,501,948	19,883,282
3M India Ltd.	32,209	12,320,509
Aarti Industries Ltd.	1,744,438	9,280,887
Aarti Pharmalabs Ltd., NVS	519,937	3,915,945
Aavas Financiers Ltd.(a)	431,939	8,580,140
ABB India Ltd.	486,994	42,877,326
Action Construction Equipment Ltd.	418,321	6,496,332
Adani Enterprises Ltd.	1,353,992	39,594,983
Adani Green Energy Ltd.(a)	2,023,829	31,809,797
Adani Ports & Special Economic Zone Ltd.	4,848,107	68,524,983
Adani Power Ltd.(a)	5,777,060	38,037,844
Aditya Birla Fashion and Retail Ltd.(a)	3,700,218	13,780,007
Aditya Birla Real Estate Ltd.	623,185	20,323,672
Aegis Logistics Ltd.	1,411,544	15,199,266
Affle India Ltd.(a)	721,097	13,868,045
AGI Greenpac Ltd.	173,205	1,971,733
AIA Engineering Ltd.	438,654	18,166,013
Security	Shares	Value
India (continued)
Ajanta Pharma Ltd.	443,208	$15,897,695
Alembic Pharmaceuticals Ltd.	604,666	7,833,400
Alkem Laboratories Ltd.	381,679	25,519,717
Alkyl Amines Chemicals	195,859	4,565,078
Alok Industries Ltd.(a)	13,493,536	3,409,684
Amara Raja Energy & Mobility Ltd.	1,103,550	16,778,601
Amber Enterprises India Ltd.(a)	195,938	14,098,613
Ambuja Cements Ltd.	5,637,891	35,584,966
Anand Rathi Wealth Ltd.	156,894	7,740,943
Anant Raj Ltd.	1,387,286	11,099,483
Angel One Ltd.	401,156	13,804,063
Apar Industries Ltd.	154,877	18,549,956
APL Apollo Tubes Ltd.	1,630,668	29,342,865
Apollo Hospitals Enterprise Ltd.	919,138	74,383,996
Apollo Tyres Ltd.	3,055,559	18,494,852
Aptus Value Housing Finance India Ltd.	1,393,805	5,290,273
Archean Chemical Industries Ltd., NVS	530,003	4,483,646
Arvind Ltd.	1,217,415	5,464,021
Ashok Leyland Ltd.	13,968,684	38,460,317
Ashoka Buildcon Ltd.(a)	1,468,434	4,342,892
Asian Paints Ltd.	3,379,996	99,294,317
Aster DM Healthcare Ltd.(b)	1,535,883	9,106,425
Astra Microwave Products Ltd.	469,896	4,457,571
Astral Ltd.	1,218,257	25,837,729
AstraZeneca Pharma India Ltd.	80,665	6,283,760
Atul Ltd.	125,967	10,894,154
AU Small Finance Bank Ltd.(b)	3,259,697	22,578,453
Aurobindo Pharma Ltd.	2,357,761	35,320,568
Avanti Feeds Ltd.	865,426	6,015,624
Avenue Supermarts Ltd.(a)(b)	1,483,938	65,214,578
Axis Bank Ltd.	20,353,703	274,542,971
Bajaj Auto Ltd.	609,663	65,286,636
Bajaj Electricals Ltd.	535,095	4,858,182
Bajaj Finance Ltd.	2,488,074	194,117,254
Bajaj Finserv Ltd.	3,503,446	65,691,039
Bajaj Holdings & Investment Ltd.	272,837	33,849,197
Balaji Amines Ltd.	124,607	3,049,028
Balkrishna Industries Ltd.	742,653	24,485,022
Balrampur Chini Mills Ltd.	1,689,905	11,727,676
Bandhan Bank Ltd.(b)	6,305,148	12,642,223
Bank of Baroda	9,478,225	27,716,759
BASF India Ltd.	132,213	9,414,531
Bata India Ltd.	562,743	9,414,089
Bayer CropScience Ltd.	156,928	10,581,751
BEML Ltd., (Acquired 02/10/22, Cost: $6,154,371)(e)	205,527	10,344,167
Bharat Dynamics Ltd.	920,350	12,555,052
Bharat Electronics Ltd.	32,889,024	120,320,262
Bharat Forge Ltd.	2,409,636	38,099,157
Bharat Heavy Electricals Ltd.	9,455,715	28,264,350
Bharat Petroleum Corp. Ltd.	13,620,019	47,308,284
Bharti Airtel Ltd.	22,821,359	440,676,168
Biocon Ltd.	3,935,626	17,059,571
Birla Corp. Ltd.	334,959	4,934,824
Birlasoft Ltd.	1,645,234	11,540,966
BLS International Services Ltd.	1,315,164	6,071,840
Blue Dart Express Ltd.	75,517	6,716,422
Blue Star Ltd.	1,176,984	25,853,914
Borosil Renewables Ltd.(a)	727,803	3,820,182
Bosch Ltd.	65,352	27,067,815
Brigade Enterprises Ltd.	1,257,832	18,559,126
Britannia Industries Ltd.	980,300	57,338,802

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Brookfield India Real Estate Trust(b)	2,116,866	$7,241,757
BSE Ltd.	624,106	34,635,526
Can Fin Homes Ltd.	1,041,232	10,186,913
Canara Bank	15,560,655	18,845,878
Carborundum Universal Ltd.	1,005,585	17,400,494
Castrol India Ltd.	3,513,412	8,375,453
Ceat Ltd.	279,219	10,209,505
Central Depository Services India Ltd.	1,043,159	20,321,319
Century Plyboards India Ltd.	577,087	4,964,453
CESC Ltd.	7,485,750	15,458,810
CG Power & Industrial Solutions Ltd.	5,757,830	50,030,008
Chalet Hotels Ltd.(a)	753,020	7,951,561
Chambal Fertilisers and Chemicals Ltd.	2,406,689	14,722,931
Chennai Petroleum Corp. Ltd.	505,927	3,760,641
Cholamandalam Financial Holdings Ltd.	1,002,752	19,403,783
Cholamandalam Investment and Finance Co. Ltd.	3,893,829	56,999,283
CIE Automotive India Ltd.	1,448,725	8,256,001
Cipla Ltd.	4,573,685	83,163,831
City Union Bank Ltd.	4,791,676	10,200,427
Clean Science & Technology Ltd.	295,143	4,494,520
CMS Info Systems Ltd.	692,553	4,077,449
Coal India Ltd.	16,544,674	81,837,489
Coforge Ltd.	571,506	58,974,180
Colgate-Palmolive India Ltd.	1,229,001	42,092,590
Computer Age Management Services Ltd.	356,229	20,865,397
Concord Biotech Ltd., NVS	211,559	5,340,925
Container Corp. of India Ltd.	2,403,182	23,631,643
Coromandel International Ltd.	941,375	19,977,418
CreditAccess Grameen Ltd.	517,114	5,533,920
CRISIL Ltd.	182,004	11,553,997
Crompton Greaves Consumer Electricals Ltd.	5,776,360	28,074,843
Cummins India Ltd.	1,306,955	54,000,956
Cyient Ltd.	832,281	18,309,253
Dabur India Ltd.	5,043,887	31,519,665
Data Patterns India Ltd.(a)	246,524	7,330,315
Deepak Fertilisers & Petrochemicals Corp. Ltd.	725,458	11,835,695
Deepak Nitrite Ltd.	578,702	18,707,567
Delhivery Ltd.(a)	3,516,342	14,009,900
Devyani International Ltd.(a)	4,314,556	8,466,065
Divi's Laboratories Ltd.	1,042,859	76,242,889
Dixon Technologies India Ltd.	305,911	57,430,760
DLF Ltd.	6,683,599	65,322,973
Dodla Dairy Ltd., NVS	110,303	1,605,953
Dr Lal PathLabs Ltd.(b)	328,497	11,687,343
Dr Reddy's Laboratories Ltd.	5,016,389	71,476,800
Easy Trip Planners Ltd., NVS	20,761,282	4,437,005
eClerx Services Ltd.	169,423	7,021,672
Edelweiss Financial Services Ltd.	5,783,982	8,448,164
Eicher Motors Ltd.	1,251,050	71,633,718
EID Parry India Ltd.	1,030,636	10,489,370
EIH Ltd.	2,303,459	10,358,027
Elecon Engineering Co. Ltd.	733,086	5,083,211
Electronics Mart India Ltd., NVS(a)	822,033	1,757,910
Electrosteel Castings Ltd.	2,986,247	5,410,551
Elgi Equipments Ltd.	1,802,838	13,677,634
Emami Ltd.	1,867,199	15,154,520
Embassy Office Parks REIT	7,242,516	31,836,770
Endurance Technologies Ltd.(b)	390,271	10,870,330
Engineers India Ltd.	3,167,221	7,576,954
Equinox India Developments Ltd.(a)	5,002,216	8,134,994
Equitas Small Finance Bank Ltd.(b)	5,144,642	3,807,251
Security	Shares	Value
India (continued)
Eris Lifesciences Ltd.(a)(b)	474,281	$8,092,223
Exide Industries Ltd.	3,990,973	21,428,777
Federal Bank Ltd.	16,989,379	42,493,776
Fine Organic Industries Ltd.	103,242	6,363,905
Finolex Cables Ltd.	769,602	10,491,080
Finolex Industries Ltd.	3,075,806	9,808,824
Firstsource Solutions Ltd.	4,142,120	18,056,230
Five-Star Business Finance Ltd., NVS(a)	884,263	6,880,427
Force Motors Ltd.	42,091	3,439,809
Fortis Healthcare Ltd.	4,670,840	36,541,509
Gabriel India Ltd.	504,510	2,654,524
GAIL India Ltd.	21,816,722	51,719,004
Garden Reach Shipbuilders & Engineers Ltd.	270,726	5,394,914
GE T&D India Ltd.	903,971	18,840,366
Genus Power Infrastructures Ltd.	672,574	3,523,955
GHCL Ltd.	857,413	6,116,647
Gillette India Ltd.	64,683	7,524,267
Gland Pharma Ltd.(b)	352,551	7,272,615
GlaxoSmithKline Pharmaceuticals Ltd.	384,903	11,156,285
Glenmark Pharmaceuticals Ltd.	1,386,188	25,118,017
Global Health Ltd., NVS(a)	619,126	7,890,642
GMM Pfaudler Ltd.	399,140	5,782,421
GMR Airports Infrastructure Ltd.(a)	23,139,092	22,866,655
Go Digit General Insurance Ltd.(a)	1,835,545	7,446,778
Godawari Power and Ispat Ltd.	2,144,137	4,802,864
Godfrey Phillips India Ltd.	116,768	7,870,126
Godrej Consumer Products Ltd.	3,737,571	55,237,494
Godrej Industries Ltd.(a)	1,034,733	13,207,837
Godrej Properties Ltd.(a)	1,184,432	39,046,834
Gokaldas Exports Ltd.(a)	447,392	5,114,507
Granules India Ltd.	1,547,237	10,718,685
Graphite India Ltd.	1,042,773	6,452,813
Grasim Industries Ltd.	2,532,791	78,286,189
Great Eastern Shipping Co. Ltd. (The)	1,074,220	14,016,881
Grindwell Norton Ltd.	434,914	10,840,883
Gujarat Fluorochemicals Ltd.	281,337	13,212,784
Gujarat Gas Ltd.	1,644,677	9,350,895
Gujarat Mineral Development Corp. Ltd.	808,289	3,310,963
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,060,435	8,046,039
Gujarat Pipavav Port Ltd.	4,247,177	9,465,915
Gujarat State Fertilizers & Chemicals Ltd.	2,515,372	6,694,219
Gujarat State Petronet Ltd.	2,589,380	10,886,278
Happiest Minds Technologies Ltd.	995,178	8,545,232
Havells India Ltd.	2,337,940	47,616,232
HBL Power Systems Ltd.	990,761	7,336,485
HCL Technologies Ltd.	8,385,482	183,975,602
HDFC Asset Management Co. Ltd.(b)	832,840	41,538,572
HDFC Bank Ltd.	50,029,415	1,067,614,843
HDFC Life Insurance Co. Ltd.(b)	8,802,789	68,681,285
HEG Ltd.	577,021	3,027,535
Hero MotoCorp Ltd.	1,090,818	61,610,063
HFCL Ltd.	7,875,873	12,079,925
Himadri Speciality Chemical Ltd.	1,609,158	10,068,148
Hindalco Industries Ltd.	11,898,187	92,674,019
Hindustan Aeronautics Ltd., NVS	1,796,041	95,496,475
Hindustan Construction Co. Ltd.(a)	11,276,862	5,738,012
Hindustan Copper Ltd.	2,639,589	8,655,323
Hindustan Petroleum Corp. Ltd.	8,625,312	39,260,945
Hindustan Unilever Ltd.	7,310,249	216,166,627
Honasa Consumer Ltd., NVS(a)	1,016,481	3,184,610
ICICI Bank Ltd.	46,322,867	712,708,880

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
ICICI Lombard General Insurance Co. Ltd.(b)	2,214,461	$48,842,571
ICICI Prudential Life Insurance Co. Ltd.(b)	3,307,760	27,436,159
ICICI Securities Ltd.(b)	857,940	8,872,241
IDFC First Bank Ltd.(a)	33,277,151	25,288,961
IFCI Ltd.(a)	6,500,998	4,930,452
IIFL Finance Ltd.	1,968,082	9,828,301
India Cements Ltd. (The)(a)	1,839,751	7,990,223
IndiaMART Intermesh Ltd.(b)	308,438	8,573,158
Indian Energy Exchange Ltd.(b)	5,528,941	11,564,849
Indian Hotels Co. Ltd., Class A	8,072,056	76,002,454
Indian Oil Corp. Ltd.	25,298,050	41,679,024
Indian Railway Catering & Tourism Corp. Ltd.	2,368,264	22,952,950
Indraprastha Gas Ltd.	2,810,256	10,912,591
Indus Towers Ltd.(a)	11,041,048	45,809,932
IndusInd Bank Ltd.	2,550,820	30,128,393
Infibeam Avenues Ltd.	11,473,101	3,686,714
Info Edge India Ltd.	698,648	68,397,428
Infosys Ltd.	29,353,886	647,389,613
Inox India Ltd., NVS(a)	211,309	2,848,085
Inox Wind Ltd.(a)	4,536,920	10,295,114
Intellect Design Arena Ltd.	976,572	8,312,580
InterGlobe Aviation Ltd.(a)(b)	1,721,599	89,436,353
Ipca Laboratories Ltd.	1,250,001	22,870,683
IRB Infrastructure Developers Ltd., NVS	15,359,762	9,750,162
IRCON International Ltd.(b)	3,376,996	8,413,748
ITC Ltd.	26,606,244	150,439,610
Jai Balaji Industries Ltd., NVS(a)	223,719	2,414,264
Jai Corp. Ltd.	444,001	1,929,982
Jain Irrigation Systems Ltd.(a)	2,118,297	1,816,600
Jaiprakash Power Ventures Ltd.(a)	31,640,405	6,923,350
Jammu & Kashmir Bank Ltd. (The)	4,066,807	4,705,529
JB Chemicals & Pharmaceuticals Ltd., NVS	436,415	8,983,200
JBM Auto Ltd.	244,012	4,537,503
Jindal Saw Ltd.	2,146,798	7,839,586
Jindal Stainless Ltd.	2,909,036	23,580,993
Jindal Steel & Power Ltd.	3,368,028	36,261,683
Jio Financial Services Ltd., NVS(a)	25,858,319	100,824,222
JK Cement Ltd.	330,057	16,752,747
JK Lakshmi Cement Ltd.	406,369	3,758,864
JK Paper Ltd.	1,153,731	5,795,693
JK Tyre & Industries Ltd.	1,001,284	4,547,484
JM Financial Ltd.	5,151,410	8,337,528
JSW Energy Ltd.	3,862,730	30,015,485
JSW Steel Ltd.	5,855,270	67,178,045
Jubilant Foodworks Ltd.	3,662,476	27,993,649
Jubilant Ingrevia Ltd.	899,526	8,373,486
Jubilant Pharmova Ltd., Class A	738,710	10,825,144
Jupiter Wagons Ltd., NVS	1,380,847	8,077,265
Just Dial Ltd.(a)	379,153	4,975,054
Jyothy Labs Ltd.	1,906,791	9,501,852
Kajaria Ceramics Ltd.	891,916	12,775,458
Kalpataru Projects International Ltd.	603,082	8,167,771
Kalyan Jewellers India Ltd.	3,742,058	32,176,813
Kansai Nerolac Paints Ltd.	2,272,918	7,572,816
Karnataka Bank Ltd. (The)	1,693,975	4,261,790
Karur Vysya Bank Ltd. (The)	5,311,010	14,912,659
Kaveri Seed Co. Ltd.	332,549	3,406,122
Kaynes Technology India Ltd., NVS(a)	232,732	16,543,497
KEC International Ltd.	1,359,734	17,028,111
KEI Industries Ltd.	558,103	28,592,189
Kfin Technologies Ltd.	700,434	9,681,194
Kirloskar Brothers Ltd.	180,375	4,874,367
Security	Shares	Value
India (continued)
Kirloskar Oil Engines Ltd.	578,653	$7,701,865
Kirloskar Pneumatic Co. Ltd., NVS	176,388	3,692,727
Kotak Mahindra Bank Ltd.	9,764,718	204,577,142
KPI Green Energy Ltd.(b)	506,578	4,757,220
KPIT Technologies Ltd.	1,619,230	26,300,784
KPR Mill Ltd.	1,057,922	12,278,943
Krishna Institute of Medical Sciences Ltd.(a)(b)	1,739,037	12,133,666
KSB Ltd.	247,437	2,442,330
L&T Finance Ltd.	7,545,104	12,764,191
Lakshmi Machine Works Ltd.	58,708	11,314,182
Larsen & Toubro Ltd.	6,002,710	265,205,454
Laurus Labs Ltd.(b)	3,236,864	21,776,925
Lemon Tree Hotels Ltd.(a)(b)	6,155,733	9,541,932
LIC Housing Finance Ltd.	2,867,275	21,742,628
Lloyds Engineering Works Ltd., NVS	5,324,857	4,801,054
LT Foods Ltd.	1,245,249	5,867,953
LTIMindtree Ltd.(b)	699,800	51,264,585
Lupin Ltd.	1,964,399	47,731,635
Macrotech Developers Ltd.	2,625,911	39,038,622
Mahanagar Gas Ltd.	604,634	8,545,210
Maharashtra Seamless Ltd.	340,690	2,598,715
Mahindra & Mahindra Financial Services Ltd.	4,897,777	15,892,942
Mahindra & Mahindra Ltd.	8,317,902	293,011,539
Mahindra Lifespace Developers Ltd.	915,127	5,366,921
Man Infraconstruction Ltd.	736,882	2,047,831
Manappuram Finance Ltd.	5,704,875	10,586,855
Mankind Pharma Ltd.(a)	851,055	25,850,768
Marico Ltd.	4,839,623	37,005,476
Marksans Pharma Ltd.	1,995,624	8,126,379
Maruti Suzuki India Ltd.	1,129,608	148,404,844
Mastek Ltd.	219,464	8,259,509
Max Financial Services Ltd.(a)	2,324,828	31,266,212
Max Healthcare Institute Ltd.	7,090,697	82,399,017
Medplus Health Services Ltd.(a)	539,513	4,997,581
Metropolis Healthcare Ltd.(b)	323,797	8,227,487
Mindspace Business Parks REIT(b)	1,954,510	8,523,018
MOIL Ltd.	598,018	2,243,626
Motherson Sumi Wiring India Ltd.	21,621,905	16,427,870
Motilal Oswal Financial Services Ltd.	1,498,912	16,361,955
Mphasis Ltd.	935,419	33,074,136
MRF Ltd.	20,956	31,114,645
Mrs Bectors Food Specialities Ltd.	274,277	5,889,264
MTAR Technologies Ltd.(a)	288,517	6,117,371
Multi Commodity Exchange of India Ltd.	224,717	16,500,629
Muthoot Finance Ltd.	1,190,536	27,085,472
Narayana Hrudayalaya Ltd.	852,360	12,810,034
Natco Pharma Ltd.	847,821	13,824,595
National Aluminium Co. Ltd.	7,936,184	22,826,194
Nava Ltd.	651,465	8,195,192
Navin Fluorine International Ltd.	315,886	13,153,637
NBCC India Ltd.	8,188,203	9,668,234
NCC Ltd./India	4,573,099	16,834,219
Nestle India Ltd., NVS	3,013,998	79,784,779
Netweb Technologies India Ltd., NVS	115,226	3,765,867
Network18 Media & Investments Ltd.(a)	3,764,448	3,521,599
Neuland Laboratories Ltd.	66,728	13,231,552
Newgen Software Technologies Ltd.	558,413	7,834,218
NHPC Ltd., NVS	26,925,678	26,081,606
NIIT Learning Systems Ltd., NVS	828,510	4,609,950
Nippon Life India Asset Management Ltd.(b)	1,740,493	14,159,897
NLC India Ltd.	2,742,406	8,441,128
NMDC Ltd.	9,083,330	24,840,362

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
NMDC Steel Ltd., NVS(a)	7,543,631	$4,120,629
NTPC Ltd.	39,051,697	168,627,396
Nuvama Wealth Management Ltd., NVS	66,115	5,145,395
Nuvoco Vistas Corp. Ltd.(a)	1,193,396	4,964,707
Oberoi Realty Ltd.	1,158,096	27,586,492
Odigma Consultancy Solutions, NVS(a)	127,296	206,485
Oil & Natural Gas Corp. Ltd.	28,043,949	85,453,836
Oil India Ltd.	4,423,321	25,763,295
Olectra Greentech Ltd.	446,712	8,478,728
One 97 Communications Ltd., NVS(a)	2,572,350	27,583,634
Oracle Financial Services Software Ltd.	209,795	29,150,527
Orient Cement Ltd.	862,309	3,508,079
Orient Electric Ltd.	1,344,429	3,741,489
Orissa Minerals Development Co. Ltd. (The)(a)	16,179	1,502,484
Page Industries Ltd.	55,632	29,434,591
Paisalo Digital Ltd.	4,958,518	3,013,985
Patel Engineering Ltd.(a)	3,648,007	2,304,708
PB Fintech Ltd.(a)	2,687,508	60,517,522
PCBL Ltd.	1,629,985	8,411,215
Persistent Systems Ltd., NVS	974,170	68,271,236
Petronet LNG Ltd.	6,940,153	27,435,548
PG Electroplast Ltd.	1,140,618	9,794,539
Phoenix Mills Ltd. (The)	1,806,356	35,508,093
PI Industries Ltd.	724,003	34,891,311
Pidilite Industries Ltd.	1,451,069	52,656,393
Piramal Enterprises Ltd.	986,810	13,874,891
Piramal Pharma Ltd., NVS	5,592,440	17,820,676
PNB Housing Finance Ltd.(a)(b)	1,082,056	11,445,297
Poly Medicure Ltd.	338,187	11,153,702
Polycab India Ltd.	472,550	40,915,336
Poonawalla Fincorp Ltd.	2,388,767	10,045,516
Power Finance Corp. Ltd.	13,357,450	78,448,702
Power Grid Corp. of India Ltd.	41,719,895	162,883,897
Praj Industries Ltd.	1,623,475	15,884,682
Prestige Estates Projects Ltd.	1,559,612	30,583,001
Procter & Gamble Health Ltd.	71,693	4,392,600
PTC India Ltd.	2,047,764	4,224,672
Punjab National Bank	19,933,979	24,866,230
PVR Inox Ltd.(a)	708,944	12,953,941
Quess Corp. Ltd.(b)	892,219	7,461,908
Radico Khaitan Ltd.	792,422	23,095,205
Rail Vikas Nigam Ltd.	4,618,812	23,923,922
Railtel Corp. of India Ltd.	1,236,758	6,017,850
Rain Industries Ltd.	2,592,785	4,735,334
Rainbow Children's Medicare Ltd.	425,368	8,001,301
Rajesh Exports Ltd.(a)	733,203	2,068,656
Rallis India Ltd.	1,402,838	5,531,897
Ramco Cements Ltd. (The)	1,100,702	13,246,161
Ramkrishna Forgings Ltd.	807,447	9,263,126
Ratnamani Metals & Tubes Ltd.	103,994	4,231,652
RattanIndia Enterprises Ltd.(a)	4,217,015	3,297,799
RattanIndia Power Ltd.(a)	23,560,616	3,727,699
Raymond Lifestyle Ltd., NVS(a)	340,555	8,249,656
Raymond Ltd.	422,425	8,228,866
RBL Bank Ltd.(b)	4,426,859	8,144,733
REC Ltd.	11,813,663	74,664,121
Redington Ltd.	5,604,480	13,125,408
Relaxo Footwears Ltd.	739,654	5,871,899
Reliance Industries Ltd.	53,834,200	826,075,802
Reliance Infrastructure Ltd.(a)	1,994,886	6,611,439
Reliance Power Ltd.(a)	26,601,289	12,183,616
Religare Enterprises Ltd.(a)	1,137,983	3,379,884
Security	Shares	Value
India (continued)
Rhi Magnesita India Ltd.	532,335	$3,285,129
RITES Ltd.	1,095,712	3,704,620
Safari Industries India Ltd.	168,770	5,181,686
Sammaan Capital Ltd.	3,985,211	7,944,130
Samvardhana Motherson International Ltd.	28,346,120	54,757,577
Sanghvi Movers Ltd.	314,328	1,233,852
Sanofi Consumer Healthcare India Ltd., NVS(a)	101,085	5,772,748
Sanofi India Ltd.	100,325	7,587,637
Sansera Engineering Ltd.(b)	424,285	7,991,737
Sapphire Foods India Ltd.(a)	1,736,666	6,721,025
Sarda Energy & Minerals Ltd., NVS	934,415	4,960,486
Saregama India Ltd.	756,885	4,571,986
SBI Cards & Payment Services Ltd.	2,480,918	20,595,547
SBI Life Insurance Co. Ltd.(b)	4,213,519	71,886,546
Sheela Foam Ltd.(a)	373,308	3,720,527
Shipping Corp. of India Ltd.	1,658,479	4,621,336
Shree Cement Ltd.	86,854	26,853,691
Shree Renuka Sugars Ltd.(a)	8,508,008	4,304,516
Shriram Finance Ltd.	2,564,862	91,799,201
Shyam Metalics & Energy Ltd.	634,310	6,285,640
Siemens Ltd.	815,630	73,217,478
SJVN Ltd.	7,114,366	9,724,749
SKF India Ltd.	155,799	9,247,840
Sobha Ltd.	352,889	6,982,908
Solar Industries India Ltd.	242,883	30,801,050
Sona Blw Precision Forgings Ltd.(b)	3,956,306	31,536,587
Sonata Software Ltd.	1,689,964	12,543,138
South Indian Bank Ltd. (The)	13,402,825	3,862,574
Spandana Sphoorty Financial Ltd.(a)	304,962	1,435,447
SRF Ltd.	1,322,738	35,500,932
Star Health & Allied Insurance Co. Ltd.(a)	2,183,939	12,173,144
State Bank of India	15,975,802	159,003,348
Sterling and Wilson Renewable(a)	1,023,159	5,903,035
Sterlite Technologies Ltd.(a)	2,533,766	3,546,353
Strides Pharma Science Ltd.	781,220	15,151,784
Sula Vineyards Ltd., NVS	523,493	2,686,402
Sumitomo Chemical India Ltd.	1,219,392	7,974,593
Sun Pharma Advanced Research Co. Ltd.(a)	1,315,334	3,377,048
Sun Pharmaceutical Industries Ltd.	8,418,784	177,697,085
Sun TV Network Ltd.	1,097,182	9,868,193
Sundaram Finance Ltd.	519,511	24,465,040
Sundram Fasteners Ltd.	854,493	11,670,305
Sunteck Realty Ltd.	667,804	4,080,131
Supreme Industries Ltd.	575,462	31,714,407
Surya Roshni Ltd., NVS	447,123	3,034,105
Suven Pharmaceuticals Ltd.(a)	1,324,580	20,471,577
Suzlon Energy Ltd.(a)	85,418,194	64,023,142
Swan Energy Ltd.	964,750	6,987,405
Symphony Ltd.	227,100	3,624,445
Syngene International Ltd.(b)	1,341,926	14,962,758
Syrma SGS Technology Ltd.	517,755	3,482,840
Tanla Platforms Ltd.	721,668	6,015,055
Tata Chemicals Ltd.	1,256,150	16,562,362
Tata Communications Ltd.	1,007,460	20,973,939
Tata Consultancy Services Ltd.	7,964,310	403,407,841
Tata Consumer Products Ltd.	5,411,688	61,552,336
Tata Elxsi Ltd.	323,661	25,607,965
Tata Investment Corp. Ltd.	108,945	8,580,867
Tata Motors Ltd.	18,025,187	168,485,715
Tata Power Co. Ltd. (The)	13,292,566	65,381,401
Tata Steel Ltd.	67,262,989	115,423,769
Tata Teleservices Maharashtra Ltd.(a)	5,062,123	4,732,865

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
TeamLease Services Ltd.(a)	121,877	$4,180,422
Tech Mahindra Ltd.	4,800,093	97,531,207
Techno Electric & Engineering Co. Ltd.	336,980	5,900,341
Tejas Networks Ltd.(a)(b)	723,709	11,335,852
Texmaco Rail & Engineering Ltd.	1,969,021	4,983,376
Thermax Ltd.	318,025	17,317,176
Tilaknagar Industries Ltd.	1,095,207	5,317,317
Timken India Ltd.	254,541	10,193,189
Titagarh Rail System Ltd.	709,744	10,173,695
Titan Co. Ltd.	3,199,707	123,431,383
Torrent Pharmaceuticals Ltd.	903,927	35,615,017
Torrent Power Ltd.	1,525,432	27,334,029
Transformers & Rectifiers India Ltd.	386,948	4,608,440
Trent Ltd.	1,651,407	133,105,390
Trident Ltd.	15,645,410	6,308,922
Triveni Turbine Ltd.	1,221,477	11,160,750
TTK Prestige Ltd.	632,959	6,338,900
Tube Investments of India Ltd.	993,589	42,287,420
TVS Holdings Ltd.	19,390	2,710,016
TVS Motor Co. Ltd.	2,212,718	63,929,870
Ujjivan Small Finance Bank Ltd.(b)	8,758,291	3,704,651
UltraTech Cement Ltd.	1,043,536	138,606,232
Union Bank of India Ltd.	13,527,754	19,552,848
United Spirits Ltd.	2,825,722	51,241,372
UNO Minda Ltd.	1,735,770	21,674,716
UPL Ltd.	4,183,751	27,047,759
Usha Martin Ltd.	1,290,256	5,811,485
UTI Asset Management Co. Ltd.	530,361	8,169,871
VA Tech Wabag Ltd.(a)	407,812	8,680,675
Valor Estate Ltd.(a)	1,278,968	2,628,823
Vardhman Textiles Ltd.	1,340,672	7,565,509
Varun Beverages Ltd.	10,593,863	77,884,021
Vedant Fashions Ltd.	339,281	5,772,043
Vedanta Ltd.	12,191,065	65,601,922
Vesuvius India Ltd.	42,922	2,732,892
V-Guard Industries Ltd.	2,194,907	10,848,031
Vinati Organics Ltd.	340,387	7,524,546
VIP Industries Ltd.	816,025	4,986,991
V-Mart Retail Ltd.(a)	124,672	5,856,064
Vodafone Idea Ltd.(a)	214,880,565	21,334,287
Voltamp Transformers Ltd.	55,633	6,705,388
Voltas Ltd.	1,940,946	38,180,187
Waaree Renewable Technologies Ltd., NVS	240,381	4,202,852
Welspun Corp. Ltd.	1,337,039	12,293,126
Welspun Living Ltd.	3,344,515	6,054,468
Westlife Foodworld Ltd.(a)	707,159	6,351,735
Whirlpool of India Ltd.	576,419	12,644,012
Wipro Ltd.	11,568,892	79,389,650
Wockhardt Ltd.(a)	573,231	9,546,607
Wonderla Holidays Ltd.	68,444	673,436
Yes Bank Ltd.(a)	126,498,839	29,949,292
Zee Entertainment Enterprises Ltd.	6,639,204	10,187,440
Zen Technologies Ltd.	338,050	7,624,012
Zensar Technologies Ltd.	1,303,685	11,762,693
ZF Commercial Vehicle Control Systems India Ltd.	63,916	9,454,338
Zomato Ltd.(a)	59,154,081	196,858,347
Zydus Lifesciences Ltd.	2,221,697	25,455,014
		17,091,671,626
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	130,626,800	17,147,601
AKR Corporindo Tbk PT	111,674,100	8,674,900
Security	Shares	Value
Indonesia (continued)
Amman Mineral Internasional PT(a)	58,944,028	$33,506,739
Aneka Tambang Tbk	84,412,343	7,634,571
Aspirasi Hidup Indonesia Tbk PT	73,398,300	3,571,527
Astra Agro Lestari Tbk PT	6,310,200	2,469,122
Astra International Tbk PT	179,461,600	57,816,221
Bank Aladin Syariah Tbk PT(a)	52,433,700	2,696,969
Bank Central Asia Tbk PT	492,944,500	311,104,134
Bank Jago Tbk PT(a)	37,671,200	6,283,337
Bank Mandiri Persero Tbk PT	333,836,200	129,801,323
Bank Negara Indonesia Persero Tbk PT	134,701,800	42,392,669
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,167,519	1,433,731
Bank Rakyat Indonesia Persero Tbk PT	606,408,695	163,363,316
Bank Tabungan Negara Persero Tbk PT	54,042,776	4,386,148
Barito Pacific Tbk PT	240,083,788	12,967,739
BFI Finance Indonesia Tbk PT	80,472,700	4,723,232
Bukalapak.com PT Tbk(a)	605,284,400	4,664,827
Bukit Asam Tbk PT	41,302,100	7,040,077
Bumi Resources Minerals Tbk PT(a)	540,552,600	14,123,621
Bumi Resources Tbk PT(a)	968,460,200	8,984,768
Bumi Serpong Damai Tbk PT(a)	95,366,500	6,018,713
Chandra Asri Pacific Tbk PT	68,671,633	30,121,038
Charoen Pokphand Indonesia Tbk PT	69,594,900	20,511,719
Ciputra Development Tbk PT	101,525,127	6,865,597
ESSA Industries Indonesia Tbk PT	79,212,500	4,104,211
GoTo Gojek Tokopedia Tbk PT(a)	7,958,024,300	35,682,752
Hanson International Tbk PT(a)(d)	783,666,700	1
Harum Energy Tbk PT(a)	30,129,800	2,072,672
Indah Kiat Pulp & Paper Tbk PT	25,428,300	11,648,071
Indika Energy Tbk PT	16,450,900	1,458,726
Indo Tambangraya Megah Tbk PT	4,254,400	7,155,554
Indocement Tunggal Prakarsa Tbk PT	14,775,900	6,384,492
Indofood CBP Sukses Makmur Tbk PT	21,235,300	15,948,253
Indofood Sukses Makmur Tbk PT	40,083,500	19,099,427
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	53,531,000	1,942,546
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	56,954,100	6,152,199
Jasa Marga Persero Tbk PT	23,515,780	6,604,306
Kalbe Farma Tbk PT	182,545,800	17,281,079
Medco Energi Internasional Tbk PT	74,903,980	5,157,986
Medikaloka Hermina Tbk PT	44,921,300	4,323,445
Merdeka Copper Gold Tbk PT(a)	101,153,585	11,796,355
Mitra Adiperkasa Tbk PT	98,724,200	9,811,374
Mitra Keluarga Karyasehat Tbk PT	16,114,079	2,623,813
Pabrik Kertas Tjiwi Kimia Tbk PT	15,329,000	6,143,209
Pakuwon Jati Tbk PT	205,869,500	5,430,953
Panin Financial Tbk PT(a)	180,191,200	4,890,011
Perusahaan Gas Negara Tbk PT	97,364,200	9,353,279
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Sarana Menara Nusantara Tbk PT	210,586,000	9,369,715
Semen Indonesia Persero Tbk PT	30,844,309	6,813,195
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	160,441,700	28,858,242
Summarecon Agung Tbk PT	134,069,141	4,526,790
Telkom Indonesia Persero Tbk PT	444,866,900	76,279,602
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,159,200	5,370,079
Unilever Indonesia Tbk PT	65,366,900	7,699,003
United Tractors Tbk PT	14,279,100	24,121,040
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	1,118,927
XL Axiata Tbk PT	43,251,700	6,067,726
		1,273,592,672

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	14,348,480	$12,399,420
Al Ahli Bank of Kuwait KSCP	11,439,070	10,055,222
Arabi Group Holding KSC(a)	1,892,469	2,412,999
Arzan Financial Group for Financing & Investment KPSC	5,171,330	3,985,708
Boubyan Bank KSCP	13,713,971	24,385,581
Boubyan Petrochemicals Co. KSCP	4,493,938	10,113,450
Boursa Kuwait Securities Co. KPSC	653,942	4,555,264
Commercial Real Estate Co. KSC	4,671,608	2,364,502
Gulf Bank KSCP	17,117,993	17,760,405
Gulf Cable & Electrical Industries Co. KSCP	1,060,974	5,527,416
Humansoft Holding Co. KSC	917,985	7,403,586
Jazeera Airways Co. KSCP(a)	1,053,775	3,757,984
Kuwait Finance House KSCP	90,837,626	218,009,121
Kuwait International Bank KSCP	17,937,989	10,967,607
Kuwait Projects Co. Holding KSCP(a)	21,350,370	6,778,517
Kuwait Real Estate Co. KSC	7,273,985	5,764,828
Mabanee Co. KPSC	6,734,827	17,937,637
Mobile Telecommunications Co. KSCP	16,817,883	25,223,762
National Bank of Kuwait SAKP	68,706,257	194,385,083
National Industries Group Holding SAK	20,205,706	16,091,759
National Investments Co. KSCP	4,574,359	3,768,245
National Real Estate Co. KPSC(a)	10,899,329	2,807,242
Salhia Real Estate Co. KSCP	5,192,367	7,022,343
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC(a)	6,630,624	3,536,333
Warba Bank KSCP(a)	18,512,249	11,566,092
		628,580,106
Malaysia — 1.7%
AFFIN Bank Bhd	4,267,700	2,795,942
Alliance Bank Malaysia Bhd	9,294,600	10,270,621
AMMB Holdings Bhd	19,470,500	23,612,232
Axiata Group Bhd	25,137,800	13,247,146
Bermaz Auto Bhd(c)	13,508,700	6,166,872
British American Tobacco Malaysia Bhd	1,582,600	2,737,951
Bursa Malaysia Bhd	6,142,400	12,246,330
Carlsberg Brewery Malaysia Bhd	1,913,200	9,004,307
CELCOMDIGI Bhd(c)	32,554,100	26,233,910
Chin Hin Group Bhd, NVS(a)(c)	11,225,800	5,859,135
CIMB Group Holdings Bhd(c)	67,773,400	125,779,212
CTOS Digital Bhd(c)	14,820,700	4,237,900
D&O Green Technologies Bhd	6,388,100	2,688,802
Dialog Group Bhd	31,854,596	13,272,875
DRB-Hicom Bhd	10,625,400	2,443,500
Fraser & Neave Holdings Bhd	1,542,100	9,581,138
Frontken Corp. Bhd	13,171,200	11,886,781
Gamuda Bhd	17,750,000	35,618,260
Gas Malaysia Bhd	1,194,700	1,155,728
Genting Bhd(c)	18,247,800	15,366,577
Genting Malaysia Bhd(c)	26,291,400	12,785,180
Greatech Technology Bhd(a)	9,708,500	4,503,888
Hartalega Holdings Bhd(c)	14,621,600	11,591,547
Heineken Malaysia Bhd(c)	1,466,800	7,919,730
Hibiscus Petroleum Bhd	7,108,640	3,246,095
Hong Leong Bank Bhd(c)	6,008,800	27,971,386
IHH Healthcare Bhd	16,985,100	27,741,693
IJM Corp. Bhd	22,433,600	15,070,933
Inari Amertron Bhd(c)	25,320,600	15,756,369
IOI Corp. Bhd(c)	22,298,500	19,078,847
IOI Properties Group Bhd	12,969,600	5,903,356
Kossan Rubber Industries Bhd	12,764,200	7,135,050
KPJ Healthcare Bhd	31,065,400	17,431,603
Security	Shares	Value
Malaysia (continued)
Kuala Lumpur Kepong Bhd	4,606,600	$21,649,937
Lotte Chemical Titan Holding Bhd(a)(b)	2,117,400	326,304
Malayan Banking Bhd(c)	48,019,400	110,189,420
Malaysia Airports Holdings Bhd	7,250,600	17,290,520
Malaysian Pacific Industries Bhd	960,600	5,167,845
Malaysian Resources Corp. Bhd	32,849,300	3,888,012
Maxis Bhd(c)	21,710,800	16,959,041
MBSB Bhd	35,861,700	6,013,664
Mega First Corp. Bhd	8,242,700	8,047,015
MISC Bhd	12,210,000	19,915,073
MR DIY Group M Bhd(b)	25,548,450	10,421,974
My EG Services Bhd	54,340,200	10,596,486
Nationgate Holdings Bhd, NVS(c)	6,670,200	3,250,958
Nestle Malaysia Bhd	567,400	12,343,663
Padini Holdings Bhd	4,039,200	3,089,602
Pentamaster Corp. Bhd	7,265,200	5,485,206
Petronas Chemicals Group Bhd	23,977,100	25,137,273
Petronas Dagangan Bhd(c)	2,685,600	11,842,016
Petronas Gas Bhd(c)	7,122,600	28,586,543
PPB Group Bhd	6,441,420	19,026,480
Press Metal Aluminium Holdings Bhd(c)	33,153,600	34,631,803
Public Bank Bhd	128,519,000	129,302,691
QL Resources Bhd	17,509,365	19,206,009
RHB Bank Bhd(c)	11,933,966	18,151,833
Sam Engineering & Equipment M Bhd	1,076,200	998,411
Scientex Bhd	8,927,000	9,156,537
SD Guthrie Bhd(c)	18,684,300	20,261,982
Sime Darby Bhd(c)	23,903,700	12,272,869
Sime Darby Property Bhd(c)	36,630,500	11,832,706
SP Setia Bhd Group	21,631,500	6,487,786
Sports Toto Bhd	8,823,129	2,881,144
Sunway Bhd(c)	21,016,600	22,971,626
Sunway REIT	24,853,700	10,229,190
Supermax Corp. Bhd(a)	16,232,527	3,067,564
Telekom Malaysia Bhd	9,851,600	14,100,115
Tenaga Nasional Bhd(c)	25,906,800	79,627,333
TIME dotCom Bhd	12,818,900	13,853,906
Top Glove Corp. Bhd(a)	44,967,100	11,848,199
UEM Sunrise Bhd	15,099,400	3,314,830
United Plantations Bhd	1,456,800	9,930,493
UWC Bhd(a)(c)	4,814,200	2,996,693
ViTrox Corp. Bhd(c)	7,485,600	5,533,221
VS Industry Bhd	33,768,350	7,768,916
Yinson Holdings Bhd(c)	16,304,960	9,537,209
YTL Corp. Bhd	29,995,800	14,071,323
YTL Power International Bhd	22,729,500	17,430,193
		1,341,032,510
Mexico — 1.7%
Alfa SAB de CV, Class A	29,398,749	22,296,255
Alsea SAB de CV	4,771,459	10,595,143
America Movil SAB de CV, Series B	157,651,462	117,233,488
Arca Continental SAB de CV	4,319,138	36,711,343
Banco del Bajio SA(b)	7,336,659	15,539,219
Bolsa Mexicana de Valores SAB de CV	3,739,078	5,927,616
Cemex SAB de CV, NVS	132,319,550	73,943,757
Coca-Cola Femsa SAB de CV	4,493,600	35,875,724
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	8,429,059	6,492,359
Corp Inmobiliaria Vesta SAB de CV	6,689,810	16,074,665
FIBRA Macquarie Mexico(b)	10,644,620	16,623,285
Fibra Uno Administracion SA de CV	26,585,839	27,814,087
Fomento Economico Mexicano SAB de CV	15,810,074	141,377,160

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
GCC SAB de CV	1,605,857	$14,393,163
Genomma Lab Internacional SAB de CV, Class B	8,199,324	10,925,698
Gentera SAB de CV	10,835,564	13,824,455
Gruma SAB de CV, Class B	1,698,255	29,084,369
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,599,320	21,068,678
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,490,044	65,578,602
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,629,142	42,212,781
Grupo Bimbo SAB de CV, Series A(c)	11,926,544	35,651,800
Grupo Carso SAB de CV, Series A1	4,960,936	29,889,074
Grupo Comercial Chedraui SA de CV	2,577,840	16,442,027
Grupo Financiero Banorte SAB de CV, Class O	22,857,496	153,348,257
Grupo Financiero Inbursa SAB de CV, Class O(a)	17,827,306	42,608,074
Grupo Mexico SAB de CV, Series B	27,351,201	134,124,332
Grupo Televisa SAB, CPO	20,979,556	8,291,538
Industrias Penoles SAB de CV(a)	1,711,245	24,896,433
Kimberly-Clark de Mexico SAB de CV, Class A	12,947,939	17,655,265
La Comer SAB de CV	5,581,496	9,051,967
Megacable Holdings SAB de CV, CPO	1,943,800	3,745,353
Operadora De Sites Mexicanos SAB de CV	12,765,095	8,592,889
Orbia Advance Corp. SAB de CV	8,394,263	7,536,946
Prologis Property Mexico SA de CV	10,628,706	31,766,960
Promotora y Operadora de Infraestructura SAB de CV	1,821,230	17,388,854
Qualitas Controladora SAB de CV	1,862,578	14,106,671
Regional SAB de CV	2,178,947	12,240,974
Wal-Mart de Mexico SAB de CV	44,733,916	119,040,604
		1,409,969,865
Netherlands — 0.0%
Nebius Group NV, Class A(a)	2,089,551	45,949,226
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,509,958	18,270,492
Credicorp Ltd.	603,720	111,971,948
Intercorp Financial Services Inc.	174,027	4,829,249
Southern Copper Corp.	755,351	75,799,473
		210,871,162
Philippines — 0.5%
ACEN Corp.	46,969,541	3,188,633
Alliance Global Group Inc.	40,744,600	6,101,093
Ayala Corp.	2,268,615	23,699,137
Ayala Land Inc.	63,055,440	30,799,832
Bank of the Philippine Islands	17,985,668	39,446,694
BDO Unibank Inc.	21,852,395	57,649,588
Bloomberry Resorts Corp.(a)	46,573,400	4,357,616
Converge Information and Communications Technology Solutions Inc.	20,883,300	5,843,531
D&L Industries Inc.	35,589,400	3,676,828
DMCI Holdings Inc.	38,132,100	6,936,483
GT Capital Holdings Inc.	902,100	10,087,066
International Container Terminal Services Inc.	9,201,240	58,061,888
JG Summit Holdings Inc.	28,298,001	10,655,691
Jollibee Foods Corp.	4,337,900	19,103,848
Manila Electric Co.	2,001,160	16,347,841
Manila Water Co. Inc.	13,100,200	5,732,944
Megaworld Corp.	119,391,200	4,156,325
Metropolitan Bank & Trust Co.	16,194,023	21,075,885
PLDT Inc.	665,910	14,763,929
Puregold Price Club Inc.	10,115,150	5,283,222
Security	Shares	Value
Philippines (continued)
Robinsons Land Corp.	23,904,113	$5,416,316
Semirara Mining & Power Corp., Class A	8,272,600	4,531,214
SM Investments Corp.	1,948,152	29,102,520
SM Prime Holdings Inc.	93,590,496	42,181,154
Universal Robina Corp.	8,343,530	11,232,601
Wilcon Depot Inc.	13,531,000	3,001,922
		442,433,801
Poland — 0.9%
Alior Bank SA	843,383	19,004,046
Allegro.eu SA (a)(b)(c)	5,184,586	36,780,064
AmRest Holdings SE(a)(c)	825,623	4,346,634
Asseco Poland SA	554,171	12,381,049
Bank Millennium SA(a)	6,483,625	13,498,616
Bank Polska Kasa Opieki SA	1,660,455	55,501,781
Benefit Systems SA	9,093	5,956,676
Budimex SA	128,452	14,926,619
CCC SA(a)(c)	386,240	19,796,143
CD Projekt SA(c)	578,401	23,851,910
Cyfrowy Polsat SA(a)(c)	2,406,368	8,521,326
Dino Polska SA(a)(b)(c)	436,804	41,512,274
Enea SA(a)	2,786,541	7,953,605
Eurocash SA	175,975	337,000
Grupa Azoty SA(a)(c)	510,409	2,408,549
Grupa Kety SA	58,659	10,473,757
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	547,441	3,445,677
KGHM Polska Miedz SA	1,231,469	38,723,984
KRUK SA	168,632	17,554,530
LPP SA	10,040	38,808,442
mBank SA(a)	141,636	18,554,069
Orange Polska SA	5,629,511	10,661,349
ORLEN SA(c)	5,008,045	63,007,014
Pepco Group NV(a)(c)	1,526,505	5,988,875
PGE Polska Grupa Energetyczna SA(a)	7,986,857	13,261,505
Powszechna Kasa Oszczednosci Bank Polski SA	7,804,527	107,533,941
Powszechny Zaklad Ubezpieczen SA	5,225,334	56,979,384
Santander Bank Polska SA	336,248	36,255,461
Tauron Polska Energia SA(a)	10,318,543	9,265,101
Warsaw Stock Exchange(c)	469,935	4,993,830
XTB SA(b)	297,261	5,185,515
		707,468,726
Qatar — 0.8%
Al Meera Consumer Goods Co. QSC	1,411,733	5,610,535
Baladna	11,014,712	3,996,836
Barwa Real Estate Co.	15,765,910	11,966,602
Commercial Bank PSQC (The)	30,168,060	34,738,563
Doha Bank QPSC	16,027,207	8,048,770
Dukhan Bank	11,915,846	11,589,824
Estithmar Holding QPSC(a)	9,615,228	4,692,622
Gulf International Services QSC	9,147,989	7,654,594
Industries Qatar QSC	13,603,006	48,460,623
Masraf Al Rayan QSC	52,060,971	34,334,739
Mesaieed Petrochemical Holding Co.	46,430,954	19,509,660
Ooredoo QPSC	7,082,466	22,999,560
Qatar Aluminum Manufacturing Co.	28,732,669	9,983,223
Qatar Electricity & Water Co. QSC	4,637,052	20,173,791
Qatar Fuel QSC	3,670,388	14,909,064
Qatar Gas Transport Co. Ltd.	22,754,722	26,006,450
Qatar International Islamic Bank QSC	9,350,359	27,209,904
Qatar Islamic Bank QPSC	15,856,468	90,918,743
Qatar National Bank QPSC	41,609,996	195,116,370

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Qatar Navigation QSC	6,790,238	$20,337,191
United Development Co. QSC	22,077,841	6,835,102
Vodafone Qatar QSC	26,737,683	13,478,843
		638,571,609
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,169
Alrosa PJSC(a)(d)	22,555,750	2,118
Credit Bank of Moscow PJSC(a)(d)	131,641,331	12,361
Detsky Mir PJSC(a)(b)(d)	5,639,776	530
Federal Grid Co. Rosseti PJSC(a)(d)	2,175,770,000	204
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	143
Mobile TeleSystems PJSC(a)(d)	7,617,292	715
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,157
Ozon Holdings PLC, ADR(a)(d)	453,223	43
PhosAgro PJSC, GDR(a)(d)(f)	1	—
PhosAgro PJSC, New(a)(d)	7,905	79
Polyus PJSC(a)(d)	290,787	27
Ros Agro PLC, GDR(a)(d)(f)	300,309	28
Rosneft Oil Co. PJSC(a)(d)	9,721,202	913
Sberbank of Russia PJSC(a)(d)	91,862,230	8,626
Segezha Group PJSC(a)(b)(d)	34,454,100	3,235
Severstal PAO(a)(d)	1,835,503	172
Sistema AFK PAO(a)(d)	30,748,700	2,887
Sovcomflot PJSC(a)(d)	4,464,400	419
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	98
United Co. RUSAL International PJSC(a)(d)	26,465,860	2,485
VK Co. Ltd.(a)(d)(f)	956,753	90
VTB Bank PJSC(a)(d)	5,137,107	—
X5 Retail Group NV, GDR(a)(d)(f)	1,023,928	96
		37,595
Saudi Arabia — 4.0%
Abdullah Al Othaim Markets Co.	4,044,828	11,850,404
ACWA Power Co.	1,300,731	125,989,564
Ades Holding Co.	2,854,648	13,606,206
Advanced Petrochemical Co.(a)	1,167,697	10,552,134
Al Babtain Power & Telecommunication Co.	278,301	2,775,451
Al Hammadi Holding	819,274	8,842,786
Al Jouf Agricultural Development Co.	141,845	2,231,434
Al Masane Al Kobra Mining Co.	572,626	10,425,536
Al Moammar Information Systems Co.(a)	207,222	9,431,968
Al Rajhi Bank	17,332,120	420,472,876
Al Rajhi Co. for Co-operative Insurance(a)	351,192	15,558,154
Al-Dawaa Medical Services Co.	197,471	4,115,683
Aldrees Petroleum and Transport Services Co.	468,275	14,466,091
Alinma Bank	10,820,513	80,025,906
AlKhorayef Water & Power Technologies Co.(a)	155,934	5,968,578
Almarai Co. JSC	2,166,751	32,248,644
Almunajem Foods Co.	176,655	4,522,173
Alujain Corp.(a)	561,206	5,375,863
Arab National Bank	7,937,948	40,379,403
Arabian Cement Co./Saudi Arabia	824,987	5,735,754
Arabian Centres Co.(b)	2,136,425	11,319,347
Arabian Contracting Services Co.(a)	177,545	7,611,954
Arabian Internet & Communications Services Co.	215,575	15,824,190
Arriyadh Development Co.	1,504,308	10,483,798
Astra Industrial Group	390,569	17,174,266
Bank AlBilad	5,511,532	51,418,553
Bank Al-Jazira(a)	4,409,632	18,786,636
Banque Saudi Fransi	5,283,038	43,201,947
BinDawood Holding Co.	1,602,145	2,804,044
Security	Shares	Value
Saudi Arabia (continued)
Bupa Arabia for Cooperative Insurance Co.	744,039	$36,638,509
Catrion Catering Holding Co.	434,692	14,465,088
City Cement Co.	980,144	4,619,290
Co. for Cooperative Insurance (The)	701,299	24,619,491
Dallah Healthcare Co.	333,044	13,456,861
Dar Al Arkan Real Estate Development Co.(a)	4,698,256	19,773,306
Dr Sulaiman Al Habib Medical Services Group Co.	785,875	56,102,551
East Pipes Integrated Co. for Industry, NVS	106,317	4,069,415
Eastern Province Cement Co.	671,639	5,953,200
Electrical Industries Co.	5,029,590	9,478,426
Elm Co.	217,149	62,620,572
Emaar Economic City(a)	4,103,231	8,661,030
Etihad Atheeb Telecommunication Co.	177,602	5,439,160
Etihad Etisalat Co.	3,437,796	50,511,416
First Milling Co., NVS	157,396	2,519,978
Herfy Food Services Co.(a)	379,005	2,360,459
Jahez International Co., NVS(a)	705,419	6,844,080
Jamjoom Pharmaceuticals Factory Co., NVS	187,226	7,834,099
Jarir Marketing Co.	4,965,433	16,804,281
Leejam Sports Co. JSC	269,260	13,039,715
Lumi Rental Co.(a)	164,557	3,354,071
Maharah Human Resources Co.	2,117,662	3,498,709
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	457,087	2,670,711
Middle East Healthcare Co.(a)	406,936	7,583,408
Middle East Paper Co.(a)	504,677	4,815,829
Mobile Telecommunications Co. Saudi Arabia	3,616,758	9,954,072
Mouwasat Medical Services Co.	898,749	21,835,156
Nahdi Medical Co.	308,211	9,653,794
National Agriculture Development Co. (The)(a)	1,491,843	9,539,193
National Co. for Learning & Education	83,593	5,095,370
National Gas & Industrialization Co.	458,232	12,270,922
National Industrialization Co.(a)	3,010,032	8,283,888
National Medical Care Co.	249,626	10,774,958
Perfect Presentation For Commercial Services Co., NVS(a)	868,664	3,173,876
Power & Water Utility Co. for Jubail & Yanbu	553,388	8,312,604
Qassim Cement Co. (The)	551,186	7,834,473
Retal Urban Development Co., NVS	1,920,790	8,717,082
Riyad Bank	12,903,915	90,195,227
SABIC Agri-Nutrients Co.	2,029,883	59,882,945
Sahara International Petrochemical Co.	3,059,157	19,790,928
SAL Saudi Logistics Services	210,265	14,435,707
Saudi Advanced Industries Co.	288,829	2,700,108
Saudi Arabian Mining Co.(a)	11,404,765	157,127,284
Saudi Arabian Oil Co.(b)	51,993,976	380,043,912
Saudi Aramco Base Oil Co.	412,112	12,102,874
Saudi Automotive Services Co.	308,143	5,584,871
Saudi Awwal Bank	8,936,378	73,752,064
Saudi Basic Industries Corp.	7,663,528	140,545,950
Saudi Cement Co.	711,721	7,786,136
Saudi Ceramic Co.(a)	653,121	6,130,292
Saudi Chemical Co. Holding	3,590,104	8,763,880
Saudi Electricity Co.	7,099,812	31,434,989
Saudi Ground Services Co.	915,696	11,991,867
Saudi Industrial Investment Group	2,923,120	13,377,671
Saudi Investment Bank (The)	5,313,012	19,798,815
Saudi Kayan Petrochemical Co.(a)	6,270,481	11,615,386
Saudi National Bank (The)	25,984,981	224,528,115
Saudi Paper Manufacturing Co.	139,962	2,369,396

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	675,284	$5,327,643
Saudi Real Estate Co.(a)	2,101,133	14,391,517
Saudi Research & Media Group(a)	341,339	23,487,616
Saudi Steel Pipe Co.	185,222	3,361,147
Saudi Tadawul Group Holding Co.	442,658	25,415,138
Saudi Telecom Co.	17,169,144	181,903,363
Saudia Dairy & Foodstuff Co.	174,959	15,703,419
Savola Group (The)(a)	4,919,066	31,808,394
Seera Group Holding(a)	1,683,169	10,707,170
Southern Province Cement Co.	712,510	6,259,517
Theeb Rent A Car Co.	341,840	6,824,243
United Electronics Co.	466,399	12,294,461
United International Transportation Co.	498,019	10,353,666
Yamama Cement Co.	1,267,646	10,550,673
Yanbu Cement Co.	1,006,145	6,309,664
Yanbu National Petrochemical Co.	2,235,794	22,228,953
		3,187,263,387
South Africa — 3.2%
Absa Group Ltd.	7,403,189	70,883,236
Adcock Ingram Holdings Ltd.	784,597	2,994,457
AECI Ltd.	1,422,078	7,269,736
African Rainbow Minerals Ltd.	1,094,187	9,655,575
Anglo American Platinum Ltd.	643,326	21,444,295
Anglogold Ashanti PLC, NVS	4,430,986	111,234,830
Aspen Pharmacare Holdings Ltd.	3,187,889	29,310,973
AVI Ltd.	2,568,068	15,691,981
Barloworld Ltd.	1,705,522	8,099,362
Bid Corp. Ltd.	2,954,183	72,044,733
Bidvest Group Ltd. (The)	2,892,156	44,696,726
Capitec Bank Holdings Ltd.	772,225	140,155,760
Clicks Group Ltd.	2,161,884	47,146,561
Coronation Fund Managers Ltd.	3,039,878	6,804,872
DataTec Ltd.	2,150,101	5,207,624
Dis-Chem Pharmacies Ltd.(b)	4,443,737	9,348,096
Discovery Ltd.	4,754,946	51,148,511
DRDGOLD Ltd.(c)	5,477,401	5,381,280
Equites Property Fund Ltd.	9,593,669	7,710,613
Exxaro Resources Ltd.	2,117,217	19,626,857
FirstRand Ltd.	44,220,234	189,732,892
Fortress Real Estate Investments Ltd., Series B, Class B	12,222,267	13,432,367
Foschini Group Ltd. (The)	3,001,231	28,396,022
Gold Fields Ltd.	7,870,454	112,819,801
Grindrod Ltd.	7,278,079	5,211,252
Growthpoint Properties Ltd.	31,882,383	22,987,700
Harmony Gold Mining Co. Ltd.	5,043,731	46,526,055
Hyprop Investments Ltd.	420,319	1,042,617
Impala Platinum Holdings Ltd.(a)	7,961,000	45,335,870
Investec Ltd.	2,488,781	17,755,250
JSE Ltd.	1,081,599	7,096,094
Kumba Iron Ore Ltd.	532,087	9,822,031
Life Healthcare Group Holdings Ltd.	12,733,028	11,788,630
Momentum Group Ltd.	10,550,807	17,644,949
Motus Holdings Ltd.	1,502,471	10,265,964
Mr. Price Group Ltd.	2,375,310	38,065,907
MTN Group Ltd.	14,876,447	66,753,545
MultiChoice Group(a)	2,245,830	13,375,567
Naspers Ltd., Class N	1,506,872	340,245,906
Nedbank Group Ltd.	3,982,417	64,096,674
NEPI Rockcastle NV	5,158,998	40,020,624
Netcare Ltd.	10,804,292	8,875,516
Security	Shares	Value
South Africa (continued)
Ninety One Ltd.	2,534,057	$5,232,328
Northam Platinum Holdings Ltd.	3,144,568	19,632,332
Oceana Group Ltd.	802,913	3,008,208
Old Mutual Ltd.	43,332,210	30,521,654
Omnia Holdings Ltd.	1,524,070	6,167,762
OUTsurance Group Ltd., NVS	7,136,151	25,607,558
Pepkor Holdings Ltd.(b)	18,894,469	28,057,339
Pick n Pay Stores Ltd.(a)	5,445,234	9,127,652
Redefine Properties Ltd.	58,217,834	14,670,587
Reinet Investments SCA	1,242,156	33,342,182
Remgro Ltd.	4,276,146	35,763,807
Resilient REIT Ltd.(c)	4,599,781	15,076,227
Reunert Ltd.	1,993,518	8,412,804
Sanlam Ltd.	15,713,262	76,838,320
Santam Ltd.	274,886	5,755,498
Sappi Ltd.	5,123,893	14,334,059
Sasol Ltd.	5,045,802	24,774,493
Shoprite Holdings Ltd.	4,410,624	72,648,267
Sibanye Stillwater Ltd.(a)	24,824,260	24,911,615
SPAR Group Ltd. (The)(a)	1,662,524	13,239,288
Standard Bank Group Ltd.	11,692,016	153,728,148
Super Group Ltd./South Africa(c)	4,446,070	7,052,242
Telkom SA SOC Ltd.(a)	3,258,306	6,127,324
Thungela Resources Ltd.	1,193,444	8,508,696
Tiger Brands Ltd.	1,443,743	20,247,862
Truworths International Ltd.	3,250,529	18,413,876
Vodacom Group Ltd.	5,408,437	30,609,204
Vukile Property Fund Ltd.	11,769,066	11,954,425
Wilson Bayly Holmes-Ovcon Ltd.	691,416	7,832,818
Woolworths Holdings Ltd./South Africa	8,206,836	28,625,134
		2,557,369,020
South Korea — 9.5%
ABLBio Inc.(a)	341,065	6,689,897
Advanced Nano Products Co. Ltd.(c)	86,055	4,179,582
Alteogen Inc.(a)(c)	355,584	71,897,487
Amorepacific Corp.	261,899	19,679,834
Amorepacific Group	283,580	4,511,444
APR Corp./Korea(a)	161,240	5,714,115
Asiana Airlines Inc.(a)	437,643	3,373,862
BGF retail Co. Ltd.	74,339	5,779,843
BH Co. Ltd.(c)	265,069	3,120,000
Bioneer Corp.(a)(c)	215,565	3,102,690
BNK Financial Group Inc.	2,074,904	15,742,503
Boryung(c)	410,226	3,001,311
Caregen Co. Ltd.	113,042	1,932,237
Cellivery Therapeutics Inc.(a)(c)(d)	290,576	904,398
Celltrion Inc.	1,337,922	180,166,513
Celltrion Pharm Inc.(a)	166,367	6,792,309
Chabiotech Co. Ltd.(a)(c)	510,141	5,501,355
Cheil Worldwide Inc.	528,913	6,906,755
Cheryong Electric Co. Ltd.(c)	100,977	3,005,910
Chong Kun Dang Pharmaceutical Corp.(c)	86,975	5,934,354
CJ CGV Co. Ltd.(a)	709,703	2,838,996
CJ CheilJedang Corp.	69,305	13,141,607
CJ Corp.	118,803	8,207,764
CJ ENM Co. Ltd.(a)	97,942	4,553,836
CJ Logistics Corp.	89,316	5,253,813
Classys Inc.(c)	199,021	6,663,599
Cosmax Inc.	79,486	7,611,382
CosmoAM&T Co. Ltd.(a)	221,516	9,870,608
Cosmochemical Co. Ltd.(a)	270,206	3,364,744
Coway Co. Ltd.	465,392	22,054,021

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Creative & Innovative System(a)(c)	577,094	$3,407,076
CS Wind Corp.	229,061	6,608,406
Daeduck Electronics Co. Ltd./New	348,408	3,602,179
Daejoo Electronic Materials Co. Ltd.(a)	109,942	6,582,392
Daesang Corp.	309,837	4,563,443
Daewoo Engineering & Construction Co. Ltd.(a)	1,934,229	5,125,527
Daewoong Co. Ltd.	205,291	3,126,610
Daewoong Pharmaceutical Co. Ltd.(c)	55,001	4,854,933
Daishin Securities Co. Ltd.	441,156	5,394,296
Daou Technology Inc.	319,206	4,187,392
DB HiTek Co. Ltd.	270,628	6,151,586
DB Insurance Co. Ltd.	418,680	32,847,736
Dentium Co. Ltd.	68,846	2,934,351
DGB Financial Group Inc.	1,281,464	8,163,825
DI Dong Il Corp.(c)	133,289	4,072,394
DL E&C Co. Ltd.	272,817	6,602,042
DL Holdings Co. Ltd.	119,106	2,967,142
Dong-A Socio Holdings Co. Ltd.	42,419	3,310,227
Dong-A ST Co. Ltd., Class A(c)	83,788	3,671,822
Dongjin Semichem Co. Ltd.(c)	326,177	5,162,544
DongKook Pharmaceutical Co. Ltd.(c)	310,944	3,698,683
Dongsuh Companies Inc.	375,067	7,527,687
Dongwon F&B Co. Ltd.	59,970	1,388,656
Doosan Bobcat Inc.	480,866	13,468,553
Doosan Co. Ltd.	68,744	9,614,741
Doosan Enerbility Co. Ltd.(a)(c)	3,933,714	60,066,184
Doosan Fuel Cell Co. Ltd.(a)(c)	434,183	5,768,073
DoubleUGames Co. Ltd.	132,126	4,878,816
Douzone Bizon Co. Ltd.	179,859	9,183,635
Dreamtech Co. Ltd.	259,099	1,513,815
Duk San Neolux Co. Ltd.(a)	144,584	2,590,982
Ecopro BM Co. Ltd.(a)(c)	434,018	42,305,412
Ecopro Co. Ltd.(a)(c)	886,711	48,608,129
Ecopro HN Co. Ltd.	108,072	2,992,954
Ecopro Materials Co. Ltd.(a)	148,292	9,071,395
E-MART Inc.	174,905	8,084,165
EMRO Inc., NVS(a)	60,906	3,082,908
Enchem Co. Ltd.(a)	114,304	10,523,468
Eo Technics Co. Ltd.	75,931	6,438,985
ESR Kendall Square REIT Co. Ltd.	1,024,915	3,533,925
Eugene Technology Co. Ltd.(c)	161,906	3,912,440
F&F Co. Ltd./New	137,615	5,296,312
Fila Holdings Corp.(c)	429,932	12,546,180
Foosung Co. Ltd.(a)	678,850	2,582,126
Grand Korea Leisure Co. Ltd.	405,102	3,410,272
Green Cross Corp.	56,692	6,167,248
Green Cross Holdings Corp.	216,362	2,406,707
GS Engineering & Construction Corp.(a)	624,380	8,736,031
GS Holdings Corp.	352,452	10,608,515
GS Retail Co. Ltd.(c)	391,820	6,476,967
Hana Financial Group Inc.	2,555,228	114,584,010
Hana Materials Inc.(c)	104,095	1,734,943
Hana Micron Inc.(c)	453,748	3,173,144
Hana Tour Service Inc.(c)	152,892	6,546,868
Hanall Biopharma Co. Ltd.(a)	310,208	8,023,884
Hanil Cement Co. Ltd./New	298,536	3,087,400
Hanjin Kal Corp.(c)	187,873	10,827,330
Hankook & Co. Co. Ltd.	311,660	3,863,173
Hankook Tire & Technology Co. Ltd.	642,758	17,421,230
Hanmi Pharm Co. Ltd.	53,256	10,436,802
Hanmi Science Co. Ltd.(c)	197,024	4,664,228
Hanmi Semiconductor Co. Ltd.	389,222	21,148,807
Security	Shares	Value
South Korea (continued)
Hanon Systems	1,737,848	$4,957,371
Hansae Co. Ltd.	215,001	2,190,047
Hansol Chemical Co. Ltd.	80,515	5,809,064
Hanssem Co. Ltd.	100,362	3,887,935
Hanwha Aerospace Co. Ltd.	285,002	64,100,807
Hanwha Corp.	343,085	7,368,823
Hanwha Engine(a)(c)	512,098	5,965,072
Hanwha Industrial Solutions Co. Ltd./ New(a)	317,595	7,603,794
Hanwha Investment & Securities Co. Ltd.(a)	1,170,367	2,969,272
Hanwha Life Insurance Co. Ltd.	3,135,227	6,076,526
Hanwha Ocean Co. Ltd.(a)	784,923	19,826,121
Hanwha Solutions Corp.	966,448	11,298,680
Hanwha Systems Co. Ltd.	697,971	11,595,571
HD Hyundai Co. Ltd.	386,706	21,628,512
HD Hyundai Construction Equipment Co. Ltd	121,443	5,402,756
HD Hyundai Electric Co. Ltd.	205,982	52,336,969
HD Hyundai Heavy Industries Co. Ltd.(a)	196,202	31,082,450
HD Hyundai Infracore Co. Ltd.	1,204,000	6,562,492
HD Hyundai Mipo(a)	214,559	19,380,553
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	379,334	55,872,044
HDC Hyundai Development Co-Engineering & Construction, Class E	413,032	6,133,788
Hite Jinro Co. Ltd.	371,812	5,579,157
HK inno N Corp.(c)	134,766	3,716,317
HL Mando Co. Ltd.	284,556	7,900,066
HLB Inc.(a)	1,048,874	54,425,081
HLB Life Science Co. Ltd.(a)	931,655	6,993,367
Hlb Pharma Ceutical Co. Ltd.(a)	282,914	4,552,809
HLB Therapeutics Co. Ltd.(a)(c)	710,695	5,427,201
HMM Co. Ltd.	2,296,184	29,588,270
Hotel Shilla Co. Ltd.	254,877	7,245,652
HPSP Co. Ltd.(c)	395,221	7,592,416
HS Hyosung Advanced Materials Corp.	26,026	3,158,599
Hugel Inc.(a)(c)	58,911	11,045,355
HYBE Co. Ltd.	200,831	28,136,990
Hyosung Corp.	85,803	2,773,657
Hyosung Heavy Industries Corp.	43,088	12,588,153
Hyosung TNC Corp.(c)	25,396	3,535,076
Hyundai Bioscience Co. Ltd.(a)	357,787	3,650,953
Hyundai Department Store Co. Ltd.	154,324	5,138,261
Hyundai Elevator Co. Ltd.	261,764	10,030,165
Hyundai Engineering & Construction Co. Ltd.	573,087	11,293,327
Hyundai Feed Inc.(a)(c)(d)	709,241	505,348
Hyundai Glovis Co. Ltd.	327,826	28,985,330
Hyundai Home Shopping Network Corp.	4,993	161,772
Hyundai Marine & Fire Insurance Co. Ltd.	472,983	9,033,769
Hyundai Mobis Co. Ltd.	521,451	89,795,560
Hyundai Motor Co.	1,190,569	187,650,512
Hyundai Rotem Co. Ltd.	683,328	24,945,319
Hyundai Steel Co.	695,586	10,483,622
Hyundai Wia Corp.	177,828	5,210,492
Iljin Electric Co. Ltd.	221,809	3,395,229
Iljin Hysolus Co. Ltd.(a)	127,678	1,690,675
Industrial Bank of Korea	2,182,338	23,316,032
Innocean Worldwide Inc.	209,730	3,024,875
Intellian Technologies Inc.(c)	100,033	2,679,180
IS Dongseo Co. Ltd.	171,913	2,623,473
ISC Co. Ltd.(c)	104,691	3,885,660
ISU Specialty Chemical, NVS(a)	181,201	4,596,953
IsuPetasys Co. Ltd.	414,187	6,735,132
JB Financial Group Co. Ltd.	1,168,735	16,504,335

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Jeju Air Co. Ltd.(a)	413,265	$2,897,603
JNTC Co. Ltd.(a)(c)	189,271	3,072,440
Jusung Engineering Co. Ltd.(c)	292,930	5,950,988
JW Pharmaceutical Corp.	158,401	2,684,641
JYP Entertainment Corp.	263,144	14,469,448
Kakao Corp.	2,686,080	77,398,082
Kakao Games Corp.(a)(c)	373,148	4,875,803
KakaoBank Corp.	1,465,158	23,545,939
Kangwon Land Inc.	692,321	8,952,721
KB Financial Group Inc.	3,322,569	229,473,185
KCC Corp.	43,160	7,509,495
KCC Glass Corp.	118,639	3,284,610
KEPCO Engineering & Construction Co. Inc.	150,449	7,369,686
KEPCO Plant Service & Engineering Co. Ltd.	267,080	9,023,467
KG Dongbusteel	368,262	1,749,542
KG Mobility Co.(a)	531,924	1,598,542
Kia Corp.	2,096,545	140,390,629
KIWOOM Securities Co. Ltd.	120,092	11,130,740
Koh Young Technology Inc.(c)	537,401	3,188,879
Kolmar Korea Co. Ltd.(c)	171,100	6,506,474
Kolon Industries Inc.	192,079	3,874,218
Korea Aerospace Industries Ltd.	653,213	27,446,885
Korea Electric Power Corp.(a)	2,200,866	38,262,110
Korea Gas Corp.(a)	254,487	8,198,345
Korea Investment Holdings Co. Ltd.	324,051	17,411,286
Korea Line Corp.(a)	1,812,662	2,311,548
Korea Petrochemical Ind Co. Ltd.	38,079	2,205,079
Korea Zinc Co. Ltd.	45,795	38,978,744
Korean Air Lines Co. Ltd.	1,476,853	27,540,419
Korean Reinsurance Co.	1,740,646	10,135,839
Krafton Inc.(a)	255,457	57,412,256
KT&G Corp.	912,198	79,842,803
Kum Yang Co. Ltd.(a)(c)	334,814	7,115,088
Kumho Petrochemical Co. Ltd.	142,420	10,125,712
Kumho Tire Co. Inc.(a)	1,326,477	4,573,739
Kyung Dong Navien Co. Ltd.(c)	92,525	5,010,550
L&F Co. Ltd.(a)(c)	223,888	15,789,198
Lake Materials Co. Ltd.(a)	360,345	3,084,650
LEENO Industrial Inc.(c)	83,881	9,417,883
LG Chem Ltd.	426,038	87,164,733
LG Corp.	820,757	44,243,232
LG Display Co. Ltd.(a)	2,495,845	17,060,690
LG Electronics Inc.	924,456	59,753,570
LG Energy Solution Ltd.(a)(c)	411,533	112,810,977
LG H&H Co. Ltd.	78,614	17,572,006
LG Innotek Co. Ltd.	117,838	13,795,861
LG Uplus Corp.	2,004,406	16,680,406
LIG Nex1 Co. Ltd.	111,182	15,826,316
LigaChem Biosciences Inc.(a)(c)	238,303	16,421,408
Lotte Chemical Corp.	155,967	7,237,303
Lotte Chilsung Beverage Co. Ltd.	46,014	3,991,917
Lotte Corp.	269,360	4,043,822
Lotte Energy Materials Corp.	221,441	3,835,906
Lotte Fine Chemical Co. Ltd.	177,985	4,393,348
LOTTE REIT Co. Ltd.	2,186,788	4,826,845
Lotte Rental Co. Ltd.	130,216	2,890,856
Lotte Shopping Co. Ltd.	108,982	4,480,285
Lotte Tour Development Co. Ltd.(a)(c)	451,483	2,855,178
Lotte Wellfood Co. Ltd.	29,739	2,388,208
LS Corp.	159,417	10,181,111
LS Electric Co. Ltd.	133,051	13,862,669
LS Materials Ltd.(c)	205,134	1,696,391
Security	Shares	Value
South Korea (continued)
Lunit Inc.(a)	188,139	$9,227,554
LX Holdings Corp.	88,949	437,015
LX International Corp.	294,166	6,041,073
LX Semicon Co. Ltd.	109,352	4,255,911
Medytox Inc.(c)	49,519	4,682,193
MegaStudyEdu Co. Ltd.	2,192	64,878
Meritz Financial Group Inc.	844,311	61,958,542
Mezzion Pharma Co. Ltd.(a)(c)	207,318	4,589,487
Mirae Asset Securities Co. Ltd.	1,989,533	12,246,166
Myoung Shin Industrial Co. Ltd.(c)	387,030	3,217,649
Naturecell Co. Ltd.(a)(c)	546,791	8,975,674
NAVER Corp.	1,303,169	193,984,139
NCSoft Corp.	120,769	20,633,797
Netmarble Corp.(a)(b)	244,436	9,334,345
Nexen Tire Corp.	370,470	1,672,112
Nexon Games Co. Ltd.(a)	274,340	2,661,728
Nextin Inc.(c)	52,658	2,097,984
NH Investment & Securities Co. Ltd.	926,777	8,883,817
NICE Information Service Co. Ltd.	401,585	3,475,708
NKMax Co. Ltd.(a)(c)(d)	821,636	907,209
NongShim Co. Ltd.(c)	30,294	7,491,714
OCI Co. Ltd.(c)	52,510	2,343,563
OCI Holdings Co. Ltd.	119,496	5,111,426
Orion Corp./Republic of Korea	185,205	13,667,407
Orion Holdings Corp.	281,253	3,257,567
Oscotec Inc.(a)(c)	298,869	5,169,613
Ottogi Corp.(c)	18,675	5,545,568
Pan Ocean Co. Ltd.(c)	2,378,284	5,907,467
Paradise Co. Ltd.(c)	506,354	3,656,988
Park Systems Corp.(c)	63,313	9,255,790
Pearl Abyss Corp.(a)	300,824	8,605,118
People & Technology Inc.(a)(c)	179,387	5,615,670
Peptron Inc.(a)	201,221	11,839,606
PharmaResearch Co. Ltd.(c)	64,609	9,227,999
PI Advanced Materials Co. Ltd.(a)(c)	169,436	2,005,478
Poongsan Corp.(c)	186,930	6,927,775
Posco DX Co. Ltd.	485,794	7,353,783
POSCO Future M Co. Ltd.(c)	273,180	33,895,590
POSCO Holdings Inc.	621,945	126,973,765
Posco International Corp.(c)	463,420	15,750,888
Posco M-Tech Co. Ltd.(c)	180,486	1,801,169
PSK Holdings Inc.	73,335	1,628,155
PSK Inc.	239,717	2,928,661
Rainbow Robotics(a)	81,315	8,904,221
S-1 Corp.	162,032	7,314,338
Sam Chun Dang Pharm Co. Ltd.(a)(c)	125,838	9,042,911
Sam-A Aluminum Co. Ltd., Class A	48,409	1,287,611
Samsung Biologics Co. Ltd.(a)(b)	154,978	108,806,037
Samsung C&T Corp.	775,598	66,524,160
Samsung E&A Co. Ltd.(a)	1,364,814	17,616,202
Samsung Electro-Mechanics Co. Ltd.	467,584	36,506,009
Samsung Electronics Co. Ltd.	42,216,182	1,660,075,224
Samsung Fire & Marine Insurance Co. Ltd.	272,129	76,990,020
Samsung Heavy Industries Co. Ltd.(a)	5,854,366	48,940,177
Samsung Life Insurance Co. Ltd.	705,429	54,346,134
Samsung SDI Co. Ltd.(c)	485,196	88,796,318
Samsung SDS Co. Ltd.	361,709	38,204,847
Samsung Securities Co. Ltd.	464,857	15,939,668
Samyang Foods Co. Ltd.	37,531	14,058,932
Samyang Holdings Corp.	48,923	2,391,690
SD Biosensor Inc.(a)(c)	379,251	3,005,707
Sebang Global Battery Co. Ltd.	70,263	3,583,314

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Seegene Inc.	351,356	$6,005,574
Seojin System Co. Ltd.(a)(c)	309,242	5,683,136
SFA Engineering Corp.	260,889	4,004,224
SFA Semicon Co. Ltd.(a)(c)	907,136	2,107,013
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	334,491	2,714,081
Shinhan Financial Group Co. Ltd.	3,824,764	146,553,844
Shinsegae Inc.	61,126	5,897,527
Shinsung Delta Tech Co. Ltd.	153,773	7,233,964
Shinyoung Securities Co. Ltd.	7,976	443,095
Silicon2 Co. Ltd.(a)	290,121	5,141,503
SK Biopharmaceuticals Co. Ltd.(a)	278,645	20,734,236
SK Bioscience Co. Ltd.(a)	203,067	6,877,331
SK Chemicals Co. Ltd.	114,969	3,468,277
SK Discovery Co. Ltd.	122,663	3,238,314
SK Gas Ltd.	39,561	6,159,670
SK Hynix Inc.	4,805,802	561,093,268
SK IE Technology Co. Ltd.(a)(b)(c)	233,677	4,415,106
SK Inc.	314,525	30,898,345
SK Innovation Co. Ltd.(a)	539,582	44,440,653
SK Networks Co. Ltd.(c)	1,330,174	4,150,056
SK oceanplant Co. Ltd.(a)(c)	414,568	3,449,505
SK REITs Co. Ltd.	924,945	3,098,139
SK Square Co. Ltd.(a)	854,150	45,701,500
SK Telecom Co. Ltd.	298,494	13,140,698
SKC Co. Ltd.(a)	162,278	11,613,532
SL Corp.(c)	176,316	3,906,306
SM Entertainment Co. Ltd.	105,512	6,438,799
SNT Motiv Co. Ltd.	99,425	2,948,399
S-Oil Corp.	346,865	14,279,446
SOLUM Co. Ltd.(a)	425,984	6,213,208
Solus Advanced Materials Co. Ltd.	357,086	2,257,984
Soop Co. Ltd.(c)	81,101	6,440,210
Soulbrain Co. Ltd.(c)	46,560	6,051,418
Soulbrain Holdings Co. Ltd.(c)	48,562	1,253,175
ST Pharm Co. Ltd.(c)	110,978	7,030,628
Studio Dragon Corp.(a)(c)	128,494	4,534,900
Sungeel Hitech Co. Ltd.(a)(c)	53,876	1,733,852
Sungwoo Hitech Co. Ltd.	178,271	675,132
Synopex Inc.(a)	715,628	3,277,715
Taihan Electric Wire Co. Ltd.(a)	794,209	6,476,333
TCC Steel	155,558	3,884,373
TechWing Inc.	278,205	7,163,547
Tera Resource Co. Ltd.(a)(d)	49,111	—
TKG Huchems Co. Ltd.	289,799	3,850,734
Tokai Carbon Korea Co. Ltd.(c)	54,247	2,728,386
Tongyang Life Insurance Co. Ltd.	636,277	2,663,091
Voronoi Inc.(a)	93,689	5,014,525
VT Co. Ltd.(a)	189,291	3,984,007
Webzen Inc.	156,475	1,695,399
Wemade Co. Ltd.(a)(c)	184,741	6,030,972
Wonik Holdings Co. Ltd.(a)	1	2
WONIK IPS Co. Ltd.(a)(c)	300,032	4,977,515
Wonik QnC Corp.(c)	198,913	2,669,307
Woori Financial Group Inc.	5,652,483	67,868,643
W-Scope Chungju Plant Co. Ltd.(a)(c)	117,488	1,047,011
YC Corp.(a)	253,097	1,748,066
YG Entertainment Inc.(c)	124,090	4,261,376
Youlchon Chemical Co. Ltd.	133,447	2,269,123
Youngone Corp.(c)	209,827	6,184,051
Youngone Holdings Co. Ltd.	70,111	4,334,492
Yuanta Securities Korea Co. Ltd.	1,125,123	2,197,696
Security	Shares	Value
South Korea (continued)
Yuhan Corp.	496,266	$41,185,350
		7,605,472,589
Taiwan — 19.2%
Ability Opto-Electronics Technology Co. Ltd.(c)	744,000	4,728,669
AcBel Polytech Inc.(c)	5,655,565	5,789,292
Accton Technology Corp.(c)	4,474,000	91,353,796
Acer Inc.(c)	26,015,872	30,485,617
Acter Group Corp. Ltd.(c)	897,000	8,715,244
Actron Technology Corp.(c)	837,548	4,234,757
ADATA Technology Co. Ltd.(c)	2,815,845	7,625,429
Advanced Energy Solution Holding Co. Ltd.(c)	310,000	8,444,942
Advanced Wireless Semiconductor Co.(c)	1,536,000	4,820,234
Advantech Co. Ltd.(c)	4,039,584	42,066,139
AIC Inc.(c)	207,766	2,429,252
Airoha Technology Corp., NVS(c)	364,000	7,051,208
Airtac International Group(c)	1,221,292	29,882,382
Alchip Technologies Ltd.(c)	706,000	48,510,130
Alexander Marine Co. Ltd.(c)	293,160	2,145,766
Allied Supreme Corp.(c)	447,000	4,455,450
Allis Electric Co. Ltd.(c)	1,965,065	6,652,002
Ambassador Hotel (The)(c)	1,064,000	1,855,392
Andes Technology Corp.(a)(c)	418,000	4,737,165
AP Memory Technology Corp.(c)	876,000	8,235,036
Arcadyan Technology Corp.	1,800,391	9,224,908
Ardentec Corp.(c)	4,196,546	6,968,944
ASE Technology Holding Co. Ltd.(c)	28,868,222	137,150,054
Asia Cement Corp.(c)	19,117,050	24,796,095
Asia Optical Co. Inc.(c)	2,506,000	8,390,332
Asia Vital Components Co. Ltd.(c)	2,915,884	58,554,060
ASMedia Technology Inc.(c)	281,000	14,134,179
ASPEED Technology Inc.(c)	263,800	33,627,690
ASROCK Inc.(c)	531,000	3,882,207
Asustek Computer Inc.(c)	6,226,000	113,575,548
AUO Corp.(c)	57,256,400	27,602,633
AURAS Technology Co. Ltd.(c)	520,000	11,080,996
Bank of Kaohsiung Co. Ltd.(c)	26,949,636	9,639,456
BES Engineering Corp.(c)	17,816,000	6,186,915
Bizlink Holding Inc.(c)	1,294,726	26,064,871
Bora Pharmaceuticals Co. Ltd.(c)	482,099	12,825,777
Brighton-Best International Taiwan Inc.(c)	5,111,000	5,373,307
C Sun Manufacturing Ltd.(c)	906,000	5,612,848
Capital Securities Corp.(c)	18,866,050	13,331,610
Catcher Technology Co. Ltd.(c)	5,244,000	31,867,501
Cathay Financial Holding Co. Ltd.	84,417,951	171,737,002
Cathay Real Estate Development Co. Ltd.(c)	6,151,900	4,860,539
Center Laboratories Inc.(c)	5,000,770	7,816,998
Century Iron & Steel Industrial Co. Ltd.(c)	1,650,000	8,931,098
Chailease Holding Co. Ltd.(c)	12,911,791	47,342,110
Chang Hwa Commercial Bank Ltd.	46,664,844	25,334,702
Channel Well Technology Co. Ltd.(c)	2,034,000	4,089,149
Charoen Pokphand Enterprise(c)	3,091,700	9,432,277
Chenbro Micom Co. Ltd.(c)	658,000	5,912,046
Cheng Loong Corp.(c)	9,413,000	6,306,368
Cheng Shin Rubber Industry Co. Ltd.(c)	15,523,650	24,260,369
Cheng Uei Precision Industry Co. Ltd.(c)	3,534,000	8,730,596
Chicony Electronics Co. Ltd.	5,631,787	27,390,445
Chicony Power Technology Co. Ltd.(c)	1,534,000	6,067,001
Chief Telecom Inc.(c)	370,300	5,903,391
China Airlines Ltd.(c)	25,754,000	19,850,709
China Bills Finance Corp.(c)	16,715,000	7,722,034
China Man-Made Fiber Corp.(a)	19,660,574	4,967,289
China Metal Products(c)	4,478,146	4,655,308

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
China Motor Corp.(c)	2,633,800	$6,876,088
China Petrochemical Development Corp.(a)(c)	32,664,490	8,214,303
China Steel Chemical Corp.(c)	1,663,000	4,975,318
China Steel Corp.(c)	100,348,529	65,638,945
Chin-Poon Industrial Co. Ltd.(c)	3,816,000	4,516,064
Chipbond Technology Corp.(c)	5,266,000	10,485,178
ChipMOS Technologies Inc.(c)	5,014,000	4,969,094
Chong Hong Construction Co. Ltd.(c)	1,923,122	5,319,445
Chroma ATE Inc.(c)	3,406,000	43,650,376
Chung Hung Steel Corp.(c)	9,635,000	5,855,994
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,610,000	17,669,682
Chunghwa Precision Test Tech Co. Ltd.(c)	223,000	5,040,541
Chunghwa Telecom Co. Ltd.	33,590,000	127,416,128
Cleanaway Co. Ltd.(c)	1,365,000	7,638,079
Clevo Co.(c)	3,914,175	6,861,063
Compal Electronics Inc.	36,746,000	41,913,263
Compeq Manufacturing Co. Ltd.(c)	7,989,000	15,098,310
Continental Holdings Corp.(c)	6,164,600	5,797,000
Coretronic Corp.(c)	2,277,200	5,474,208
Co-Tech Development Corp.(c)	2,628,000	4,806,836
CSBC Corp. Taiwan(a)(c)	8,846,541	4,544,880
CTBC Financial Holding Co. Ltd.	143,194,599	165,409,467
CTCI Corp.(c)	6,222,000	7,846,530
Cub Elecparts Inc.(c)	889,797	2,743,168
CyberPower Systems Inc.(c)	409,000	4,514,419
Da-Li Development Co. Ltd.(c)	2,155,923	2,959,724
Darfon Electronics Corp.(c)	3,201,000	4,971,973
Delta Electronics Inc.(c)	17,125,000	203,032,478
Depo Auto Parts Ind Co. Ltd.(c)	924,000	6,872,164
Dynamic Holding Co. Ltd.(c)	2,083,000	3,980,652
E Ink Holdings Inc.(c)	7,641,000	66,877,766
E.Sun Financial Holding Co. Ltd.(c)	125,176,942	104,433,801
Eclat Textile Co. Ltd.	1,583,683	26,044,769
Egis Technology Inc.(a)(c)	502,791	2,799,962
EirGenix Inc.(a)(c)	1,954,000	5,687,218
Elan Microelectronics Corp.(c)	2,082,100	9,439,828
Elite Advanced Laser Corp.(a)(c)	1,264,000	9,608,431
Elite Material Co. Ltd.(c)	2,543,000	36,998,656
Elite Semiconductor Microelectronics Technology Inc.(c)	2,583,000	4,983,192
eMemory Technology Inc.(c)	559,000	50,871,556
Ennoconn Corp.(c)	930,219	8,674,796
Ennostar Inc.(c)	5,293,185	7,264,309
Episil Technologies Inc.(a)(c)	2,633,036	4,111,064
Episil-Precision Inc.(c)	1,229,077	1,942,704
Eternal Materials Co. Ltd.	8,219,369	7,575,936
Etron Technology Inc.(a)	2,798,792	2,855,613
Eva Airways Corp.	24,166,326	31,046,292
Evergreen International Storage & Transport Corp.	5,245,000	5,024,502
Evergreen Marine Corp. Taiwan Ltd.(c)	9,170,979	61,614,204
Evergreen Steel Corp.(c)	1,519,000	4,636,109
Everlight Electronics Co. Ltd.(c)	3,827,000	9,209,169
Far Eastern Department Stores Ltd.(c)	10,768,167	8,376,087
Far Eastern International Bank	32,326,219	13,517,516
Far Eastern New Century Corp.(c)	25,216,916	26,055,403
Far EasTone Telecommunications Co. Ltd.	14,903,000	41,361,630
Faraday Technology Corp.(c)	2,047,828	14,159,337
Farglory Land Development Co. Ltd.	2,831,782	5,734,059
Feng Hsin Steel Co. Ltd.(c)	4,828,000	11,163,933
Feng TAY Enterprise Co. Ltd.(c)	4,337,833	17,606,108
Security	Shares	Value
Taiwan (continued)
First Financial Holding Co. Ltd.	99,211,061	$83,299,037
Fitipower Integrated Technology Inc.(c)	918,504	6,822,140
FLEXium Interconnect Inc.(c)	2,310,616	4,794,275
FocalTech Systems Co. Ltd.(c)	1,881,000	5,120,803
Formosa Chemicals & Fibre Corp.(c)	29,322,210	30,692,015
Formosa International Hotels Corp.(c)	810,000	4,816,545
Formosa Plastics Corp.(c)	31,797,800	40,630,319
Formosa Sumco Technology Corp.(c)	773,000	2,708,623
Formosa Taffeta Co. Ltd.(c)	8,538,000	5,343,549
Fortune Electric Co. Ltd.(c)	1,278,900	21,811,741
Fositek Corp.(c)	426,341	11,925,443
Foxconn Technology Co. Ltd.(c)	6,890,424	17,185,989
Foxsemicon Integrated Technology Inc.(c)	874,000	8,386,065
Fubon Financial Holding Co. Ltd.(c)	71,774,753	195,585,303
Fulgent Sun International Holding Co. Ltd.(c)	1,481,221	5,121,410
Fusheng Precision Co. Ltd.	1,204,000	11,610,163
General Interface Solution Holding Ltd.(a)(c)	2,573,000	3,902,666
Genius Electronic Optical Co. Ltd.(c)	683,287	9,438,184
Getac Holdings Corp.(c)	3,680,000	11,906,976
Giant Manufacturing Co. Ltd.(c)	2,856,575	13,459,660
Gigabyte Technology Co. Ltd.(c)	4,791,000	40,438,859
Global Brands Manufacture Ltd.(c)	2,261,000	3,849,557
Global Mixed Mode Technology Inc.	726,000	5,063,415
Global PMX Co. Ltd.(c)	524,000	1,864,569
Global Unichip Corp.(c)	773,000	28,765,626
Globalwafers Co. Ltd.(c)	2,325,000	29,529,269
Gloria Material Technology Corp.(c)	5,125,000	7,470,501
Gold Circuit Electronics Ltd.(c)	2,738,800	15,794,858
Goldsun Building Materials Co. Ltd.(c)	10,065,425	16,817,997
Gourmet Master Co. Ltd.	1,165,471	3,441,633
Grand Pacific Petrochemical(a)(c)	12,029,292	4,253,141
Grand Process Technology Corp.(c)	183,000	9,404,306
Grape King Bio Ltd.(c)	1,432,000	6,848,863
Great Tree Pharmacy Co. Ltd.(c)	955,772	5,047,458
Great Wall Enterprise Co. Ltd.(c)	5,894,412	9,697,080
Greatek Electronics Inc.(c)	3,241,000	5,681,414
Gudeng Precision Industrial Co. Ltd.(c)	636,797	9,843,703
Hannstar Board Corp.	2,200,640	3,466,466
HannStar Display Corp.(a)(c)	22,330,640	6,041,591
Highwealth Construction Corp.	10,087,233	14,964,610
Hiwin Technologies Corp.(c)	2,421,498	17,342,986
Holy Stone Enterprise Co. Ltd.(c)	1,589,846	4,402,915
Hon Hai Precision Industry Co. Ltd.(c)	110,237,928	671,314,131
Hota Industrial Manufacturing Co. Ltd.(c)	2,685,261	5,388,077
Hotai Finance Co. Ltd.(c)	2,667,620	7,068,905
Hotai Motor Co. Ltd.(c)	2,840,560	54,007,083
Hsin Kuang Steel Co. Ltd.(c)	3,136,000	4,798,229
HTC Corp.(a)(c)	6,344,000	8,856,369
Hu Lane Associate Inc.	848,700	4,344,937
HUA ENG Wire & Cable Co. Ltd.(c)	2,965,829	2,624,704
Hua Nan Financial Holdings Co. Ltd.	79,408,286	63,848,569
Huaku Development Co. Ltd.(c)	2,868,800	10,796,823
Ibase Technology Inc.(c)	1,108,000	2,402,444
IBF Financial Holdings Co. Ltd.(c)	22,410,544	10,242,891
I-Chiun Precision Industry Co. Ltd.	2,019,000	6,878,113
Innodisk Corp.(c)	998,234	7,287,224
Innolux Corp.(c)	67,315,297	31,569,795
International CSRC Investment Holdings Co.(a)(c)	9,361,685	4,396,169
International Games System Co. Ltd.(c)	2,166,000	64,519,885
Inventec Corp.(c)	23,738,000	36,181,167
ITE Technology Inc.(c)	1,774,000	7,707,482
ITEQ Corp.(c)	1,932,604	4,521,432

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Jentech Precision Industrial Co. Ltd.(c)	748,670	$32,184,144
Jinan Acetate Chemical Co. Ltd.(c)	458,160	12,613,704
Johnson Health Tech Co. Ltd.(c)	1,222,000	5,960,644
JSL Construction & Development Co. Ltd.(c)	1,297,500	3,664,953
Kaori Heat Treatment Co. Ltd.(c)	700,000	7,378,658
Kenda Rubber Industrial Co. Ltd.(c)	6,409,913	5,695,242
Kenmec Mechanical Engineering Co. Ltd.(c)	1,755,641	4,644,279
KGI Financial Holding Co. Ltd.	142,429,649	75,787,749
Kindom Development Co. Ltd.(c)	4,277,300	7,817,475
King Slide Works Co. Ltd.(c)	509,000	23,161,429
King Yuan Electronics Co. Ltd.(c)	9,561,000	37,731,162
King's Town Bank Co. Ltd.(c)	7,146,000	10,675,637
Kinik Co.(c)	1,099,000	10,191,248
Kinpo Electronics(c)	11,581,000	10,746,287
Kinsus Interconnect Technology Corp.(c)	2,656,000	7,814,109
Kuo Toong International Co. Ltd.(c)	1,974,702	3,254,130
L&K Engineering Co. Ltd.(c)	1,457,543	10,408,815
LandMark Optoelectronics Corp.(c)	775,900	8,261,943
Largan Precision Co. Ltd.(c)	872,000	65,796,119
Lien Hwa Industrial Holdings Corp.(c)	10,185,254	18,432,324
Lite-On Technology Corp.(c)	18,463,238	59,565,263
Longchen Paper & Packaging Co. Ltd.(a)(c)	8,884,863	3,385,233
Lotes Co. Ltd.(c)	741,849	41,306,565
Lotus Pharmaceutical Co. Ltd.(c)	1,151,000	10,372,235
Lumosa Therapeutics Co. Ltd.(a)	877,000	9,783,338
LuxNet Corp.(c)	1,167,957	6,704,992
M31 Technology Corp.(c)	246,484	5,541,553
Machvision Inc.	326,089	3,774,635
Macronix International Co. Ltd.(c)	14,252,554	9,237,983
Makalot Industrial Co. Ltd.(c)	2,014,120	19,891,854
Marketech International Corp.	1,291,000	5,887,580
Materials Analysis Technology Inc.(c)	451,558	3,584,550
MediaTek Inc.	13,451,572	528,165,667
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	2,896,394
Mega Financial Holding Co. Ltd.(c)	103,016,575	126,367,451
Mercuries Life Insurance Co. Ltd.(a)	33,104,822	6,748,836
Merida Industry Co. Ltd.(c)	1,779,850	8,819,605
Merry Electronics Co. Ltd.(c)	2,165,234	7,120,633
Microbio Co. Ltd.(a)(c)	4,424,140	5,459,713
Micro-Star International Co. Ltd.(c)	6,347,000	33,643,208
Mitac Holdings Corp.	7,915,053	20,597,310
momo.com Inc	742,000	8,332,489
MPI Corp.(c)	728,000	17,664,958
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,366,000	6,624,146
Nan Pao Resins Chemical Co. Ltd.(c)	562,000	5,588,502
Nan Ya Plastics Corp.(c)	42,120,440	50,394,643
Nan Ya Printed Circuit Board Corp.(c)	1,640,000	5,941,541
Nantex Industry Co. Ltd.	2,624,000	2,754,943
Nanya Technology Corp.(a)(c)	10,059,000	10,447,253
Nien Made Enterprise Co. Ltd.	1,441,000	17,868,400
North-Star International Co. Ltd., NVS(c)	1,204,611	1,958,696
Novatek Microelectronics Corp.(c)	5,109,000	76,643,028
Nuvoton Technology Corp.(c)	2,128,000	5,969,509
OBI Pharma Inc.(a)(c)	1,829,179	3,575,936
Oneness Biotech Co. Ltd.(a)(c)	2,751,827	9,102,746
Orient Semiconductor Electronics Ltd.(c)	3,877,000	4,277,234
Oriental Union Chemical Corp.(c)	8,019,000	4,011,013
Pan Jit International Inc.(c)	3,422,200	5,407,151
Pan-International Industrial Corp.(c)	5,179,366	5,967,111
Parade Technologies Ltd.(c)	627,000	13,537,638
Pegatron Corp.(c)	16,933,000	49,462,142
Pegavision Corp.(c)	409,166	4,738,320
Security	Shares	Value
Taiwan (continued)
PharmaEssentia Corp.(a)(c)	2,151,000	$38,642,169
Pharmally International Holding Co. Ltd.(a)(d)	597,543	—
Phihong Technology Co. Ltd.(a)	3,471,266	4,410,723
Phison Electronics Corp.(c)	1,434,000	20,566,312
Pixart Imaging Inc.(c)	1,377,000	9,136,943
Polaris Group/Tw(a)	2,877,000	4,557,990
Pou Chen Corp.	17,449,000	22,001,970
Powerchip Semiconductor Manufacturing Corp.(a)(c)	25,383,000	13,347,166
Powertech Technology Inc.	5,747,000	21,862,334
Poya International Co. Ltd.(c)	534,482	7,894,514
President Chain Store Corp.	5,054,000	42,122,872
President Securities Corp.(c)	8,724,603	7,133,676
Primax Electronics Ltd.	4,300,000	10,490,381
Prince Housing & Development Corp.(c)	11,680,995	3,892,167
Promate Electronic Co. Ltd.(c)	1,703,737	4,499,155
Qisda Corp.(c)	12,747,000	14,547,590
Quanta Computer Inc.(c)	23,907,000	217,337,299
Quanta Storage Inc.(c)	2,040,000	6,044,809
Radiant Opto-Electronics Corp.(c)	3,758,000	22,156,063
Raydium Semiconductor Corp.	595,000	6,814,531
Realtek Semiconductor Corp.(c)	4,164,110	61,525,055
RichWave Technology Corp.(a)(c)	867,226	5,677,325
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	13,786,812	19,123,166
Ruentex Industries Ltd.(c)	5,473,788	13,100,404
Run Long Construction Co. Ltd.(c)	3,454,000	4,413,307
Sanyang Motor Co. Ltd.(c)	4,915,000	10,778,766
Scientech Corp.(c)	492,192	6,351,726
ScinoPharm Taiwan Ltd.(c)	2,966,027	2,144,554
SDI Corp.(c)	1,351,000	4,277,462
Sensortek Technology Corp.(c)	281,000	2,381,667
Sercomm Corp.(c)	2,614,000	8,814,672
Shanghai Commercial & Savings Bank Ltd. (The)(c)	33,849,542	41,028,838
Shihlin Electric & Engineering Corp.	2,068,000	12,709,009
Shin Kong Financial Holding Co. Ltd.(a)	126,778,021	45,268,586
Shin Zu Shing Co. Ltd.(c)	1,461,149	8,767,392
Shinfox Energy Co. Ltd.(c)	945,000	3,508,460
Shinkong Synthetic Fibers Corp.(c)	14,477,000	7,191,436
Shiny Chemical Industrial Co. Ltd.(c)	876,750	4,498,596
ShunSin Technology Holding Ltd.(c)	456,000	3,068,936
Sigurd Microelectronics Corp.	4,755,700	10,151,647
Silergy Corp.	2,889,000	37,831,854
Silicon Integrated Systems Corp.(c)	3,287,750	7,023,579
Simplo Technology Co. Ltd.(c)	1,323,400	15,439,482
Sinbon Electronics Co. Ltd.(c)	1,943,809	15,345,240
Sino-American Silicon Products Inc.(c)	4,167,000	19,795,371
SinoPac Financial Holdings Co. Ltd.	100,485,718	72,235,419
Sinyi Realty Inc.(c)	5,032,704	4,554,713
Sitronix Technology Corp.(c)	1,060,000	6,787,254
Soft-World International Corp.(c)	753,000	2,998,843
Solar Applied Materials Technology Corp.(c)	5,220,710	9,682,970
Sporton International Inc.(c)	906,252	5,702,165
Standard Foods Corp.(c)	4,912,096	5,685,865
Sunonwealth Electric Machine Industry Co. Ltd.(c)	1,889,000	5,846,742
Sunplus Technology Co. Ltd.(a)	5,324,000	4,623,527
Supreme Electronics Co. Ltd.(c)	4,952,009	9,850,293
Synmosa Biopharma Corp.(c)	3,459,288	3,662,273
Synnex Technology International Corp.	11,263,250	26,351,360
Systex Corp.(c)	1,944,000	7,737,826

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
TA Chen Stainless Pipe(c)	15,176,412	$16,248,210
Ta Ya Electric Wire & Cable(c)	6,979,105	9,883,174
Taichung Commercial Bank Co. Ltd.	31,982,878	18,512,842
TaiDoc Technology Corp.(c)	702,000	3,194,049
TaiMed Biologics Inc.(a)(c)	1,935,224	5,044,318
Tainan Spinning Co. Ltd.(c)	11,355,894	5,336,305
Taishin Financial Holding Co. Ltd.(c)	103,226,675	54,500,812
Taiwan Business Bank	64,034,279	29,252,772
Taiwan Cogeneration Corp.(c)	6,468,199	8,452,207
Taiwan Cooperative Financial Holding Co. Ltd.	94,746,293	72,794,254
Taiwan Fertilizer Co. Ltd.(c)	5,929,000	10,241,469
Taiwan Glass Industry Corp.(a)(c)	11,309,053	7,060,174
Taiwan High Speed Rail Corp.(c)	15,031,000	13,106,756
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,752,288	12,498,446
Taiwan Mask Corp.(c)	2,306,000	3,832,258
Taiwan Mobile Co. Ltd.	15,386,000	53,603,633
Taiwan Paiho Ltd.	2,886,000	6,940,485
Taiwan Secom Co. Ltd.(c)	3,133,185	12,453,849
Taiwan Semiconductor Co. Ltd.	2,305,000	4,235,828
Taiwan Semiconductor Manufacturing Co. Ltd.	217,727,000	6,784,492,013
Taiwan Shin Kong Security Co. Ltd.(c)	6,399,577	8,092,322
Taiwan Surface Mounting Technology Corp.(c)	2,367,000	7,591,110
Taiwan TEA Corp.(a)(c)	8,033,000	5,111,559
Taiwan Union Technology Corp.(c)	2,081,000	11,090,867
Taiwan-Asia Semiconductor Corp.(c)	3,685,000	3,494,741
Tatung Co. Ltd.(a)(c)	13,596,000	19,903,358
TCC Group Holdings Co. Ltd.(c)	57,788,182	59,708,424
TCI Co. Ltd.(c)	993,444	3,851,971
Teco Electric and Machinery Co. Ltd.(c)	10,941,000	17,966,572
Test Research Inc.	1,633,400	6,594,369
Thinking Electronic Industrial Co. Ltd.	880,000	4,203,174
Ton Yi Industrial Corp.(c)	12,661,000	6,125,984
Tong Hsing Electronic Industries Ltd.(c)	1,668,600	6,672,195
Tong Yang Industry Co. Ltd.(c)	3,535,400	12,975,504
Topco Scientific Co. Ltd.(c)	1,393,342	12,773,178
TPK Holding Co. Ltd.(a)(c)	3,506,000	4,503,196
Transcend Information Inc.(c)	3,278,000	9,290,124
Tripod Technology Corp.(c)	3,743,000	21,950,774
TSRC Corp.	6,388,900	4,508,580
TTY Biopharm Co. Ltd.	2,241,124	5,220,623
Tung Ho Steel Enterprise Corp.(c)	5,038,560	10,973,280
TXC Corp.(c)	2,985,000	9,705,349
U-Ming Marine Transport Corp.(c)	4,783,000	8,799,800
Unimicron Technology Corp.(c)	11,992,000	55,623,620
Union Bank of Taiwan(c)	15,256,648	7,232,522
Uni-President Enterprises Corp.	42,544,369	111,093,808
Unitech Printed Circuit Board Corp.(a)(c)	6,149,000	5,962,422
United Integrated Services Co. Ltd.(c)	1,471,400	19,496,312
United Microelectronics Corp.(c)	99,651,000	135,194,226
United Renewable Energy Co. Ltd.(a)(c)	12,791,238	4,243,906
Universal Vision Biotechnology Co. Ltd.(c)	612,007	4,104,001
UPC Technology Corp.(c)	9,592,365	3,155,452
UPI Semiconductor Corp.(a)(c)	464,000	3,203,768
USI Corp.(c)	7,905,300	3,124,764
Vanguard International Semiconductor Corp.(c)	8,478,585	23,539,976
Via Technologies Inc.(c)	1,806,000	5,775,629
Visco Vision Inc.(c)	364,000	2,236,402
VisEra Technologies Co. Ltd.(c)	1,025,000	8,359,616
Visual Photonics Epitaxy Co. Ltd.(c)	1,551,000	8,181,700
Voltronic Power Technology Corp.(c)	574,493	32,738,328
Wafer Works Corp.(c)	5,507,452	4,978,369
Waffer Technology Corp.(c)	1,429,000	3,141,306
Security	Shares	Value
Taiwan (continued)
Wah Lee Industrial Corp.(c)	2,615,580	$9,862,510
Walsin Lihwa Corp.(c)	25,546,570	20,597,415
Walsin Technology Corp.(c)	2,681,597	7,842,550
Wan Hai Lines Ltd.(c)	6,095,620	15,674,560
Win Semiconductors Corp.(a)(c)	2,692,427	9,698,758
Winbond Electronics Corp.(a)(c)	24,225,946	12,054,900
WinWay Technology Co. Ltd.(c)	239,000	8,764,664
Wisdom Marine Lines Co. Ltd.	4,479,000	10,316,422
Wistron Corp.(c)	24,262,004	85,650,450
Wistron NeWeb Corp.(c)	3,060,565	10,993,234
Wiwynn Corp.(c)	985,000	59,437,809
Wowprime Corp.(c)	825,361	5,890,225
WPG Holdings Ltd.(c)	13,743,200	29,948,005
WT Microelectronics Co. Ltd.(c)	5,622,206	19,153,864
XinTec Inc.(c)	1,496,000	8,928,197
XPEC Entertainment Inc.(a)(d)	31,000	—
Xxentria Technology Materials Corp.	145,315	252,588
Yageo Corp.(c)	3,605,258	57,576,879
Yang Ming Marine Transport Corp.	15,716,677	35,618,489
Yankey Engineering Co. Ltd.(c)	398,000	3,860,920
YFY Inc.	10,487,000	9,877,036
Yieh Phui Enterprise Co. Ltd.(c)	11,795,558	5,536,176
Yuanta Financial Holding Co. Ltd.	90,074,216	92,563,246
Yulon Finance Corp.(c)	2,264,002	8,224,696
Yulon Motor Co. Ltd.(c)	5,396,276	9,304,676
Yungshin Construction & Development Co. Ltd.(c)	656,628	3,364,374
YungShin Global Holding Corp.	3,662,650	6,354,036
Zhen Ding Technology Holding Ltd.(c)	5,177,950	18,421,113
ZillTek Technology Corp.(c)	230,000	2,235,251
Zyxel Group Corp.(c)	1,912,000	2,339,590
		15,452,784,896
Thailand — 1.7%
Advanced Info Service PCL, NVDR	10,383,600	86,404,122
Airports of Thailand PCL, NVDR(c)	36,819,000	65,358,419
Amata Corp. PCL, NVDR	12,003,630	10,237,078
AP Thailand PCL, NVDR(c)	29,549,090	7,466,751
B Grimm Power PCL, NVDR(c)	9,455,300	5,814,797
Bangchak Corp. PCL, NVDR(c)	10,494,200	9,438,530
Bangkok Airways PCL, NVDR	15,126,000	10,377,036
Bangkok Chain Hospital PCL, NVDR(c)	16,468,350	7,970,686
Bangkok Commercial Asset Management PCL, NVDR(c)	17,665,700	3,486,429
Bangkok Dusit Medical Services PCL, NVDR	95,330,400	70,182,742
Bangkok Expressway & Metro PCL, NVDR(c)	69,280,685	14,755,866
Banpu PCL, NVDR(c)	69,764,400	11,638,311
BCPG PCL, NVDR(c)	18,351,825	3,023,189
Betagro PCL, NVS(c)	7,482,300	4,279,841
BTS Group Holdings PCL, NVDR(a)(c)	92,308,520	14,973,843
Bumrungrad Hospital PCL, NVDR(c)	4,985,200	30,304,293
Carabao Group PCL, NVDR	3,812,800	8,551,257
Central Pattana PCL, NVDR	17,595,200	30,887,737
Central Plaza Hotel PCL, NVDR(c)	5,586,700	6,166,717
Central Retail Corp. PCL, NVDR(c)	17,414,317	17,085,509
CH Karnchang PCL, NVDR(c)	14,928,400	7,930,911
Charoen Pokphand Foods PCL, NVDR(c)	32,909,000	22,989,442
Chularat Hospital PCL, NVDR(c)	88,379,000	6,802,844
CK Power PCL, NVDR	30,360,800	2,907,418
Com7 PCL, NVDR	11,046,200	8,565,703
CP ALL PCL, NVDR	50,671,100	90,655,576
CP Axtra PCL(c)	14,427,893	14,618,246
Delta Electronics Thailand PCL, NVDR	27,669,700	122,113,284

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Dohome PCL, NVDR(c)	9,334,204	$2,754,240
Dynasty Ceramic PCL, NVDR(c)	79,838,720	4,353,040
Electricity Generating PCL, NVDR	2,500,600	8,693,770
Energy Absolute PCL, NVDR(c)	17,166,800	3,203,094
GFPT PCL, NVDR(c)	10,304,900	3,189,257
Gulf Energy Development PCL, NVDR(c)	26,662,844	47,237,329
Gunkul Engineering PCL, NVDR	53,989,441	3,683,513
Hana Microelectronics PCL, NVDR(c)	6,177,200	4,944,528
Home Product Center PCL, NVDR(c)	55,886,575	15,434,722
Intouch Holdings PCL, NVDR	8,165,525	22,664,963
IRPC PCL, NVDR(c)	107,228,700	4,321,109
Jasmine International PCL, NVDR	47,661,358	3,229,451
Jasmine Technology Solution PCL(a)(c)	1,971,223	3,724,673
Jaymart Group Holdings PCL, NVDR(c)	7,277,400	3,010,845
JMT Network Services PCL, NVDR(c)	6,487,300	3,670,738
Kasikornbank PCL, NVDR	4,734,600	20,801,853
KCE Electronics PCL, NVDR(c)	7,232,900	5,355,022
Kiatnakin Phatra Bank PCL, NVDR(c)	4,304,000	6,280,866
Krung Thai Bank PCL, NVDR	28,371,400	16,580,330
Krungthai Card PCL, NVDR(c)	7,988,000	10,921,666
Land & Houses PCL, NVDR	63,705,200	10,049,609
MBK PCL, NVDR(c)	11,992,400	6,617,883
Mega Lifesciences PCL, NVDR(c)	5,065,000	5,202,722
Minor International PCL, NVDR(c)	31,015,960	24,248,144
Muangthai Capital PCL, NVDR	7,550,800	10,884,752
Ngern Tid Lor PCL, NVDR(c)	12,951,404	6,748,170
Osotspa PCL, NVDR(c)	13,098,900	8,269,328
Plan B Media PCL, NVDR	30,399,888	6,438,168
Prima Marine PCL, NVDR(c)	19,830,100	4,972,341
PSG Corp. PCL, NVS(a)	90,427,100	1,318,275
PTT Exploration & Production PCL, NVDR(c)	11,238,301	41,867,684
PTT Global Chemical PCL, NVDR(c)	18,851,300	13,940,199
PTT Oil & Retail Business PCL, NVDR(c)	23,660,600	9,745,608
PTT PCL, NVDR(c)	85,614,200	80,624,341
Quality Houses PCL, NVDR(c)	111,289,217	5,840,676
Ratch Group PCL, NVDR(c)	8,217,000	7,385,816
Regional Container Lines PCL, NVDR(c)	4,989,500	4,125,205
Sansiri PCL, NVDR(c)	152,266,300	7,988,881
Sappe PCL(c)	1,482,900	3,444,033
SCB X PCL, NVDR(c)	6,568,900	21,929,851
Siam Cement PCL (The), NVDR(c)	6,393,200	34,323,599
SISB PCL(c)	3,574,300	3,256,706
Sri Trang Agro-Industry PCL, NVDR(c)	9,503,560	5,115,332
Sri Trang Gloves Thailand PCL, NVDR(c)	10,940,000	3,476,813
Srisawad Corp. PCL, NVDR(c)	7,693,143	9,188,549
Stecon Group PCL(c)	13,526,828	3,135,455
Supalai PCL, NVDR	16,212,000	9,004,566
Thai Oil PCL, NVDR(c)	9,516,700	10,492,102
Thai Union Group PCL, NVDR(c)	25,740,200	10,300,142
Thai Vegetable Oil PCL, NVDR(c)	8,159,510	5,448,000
Thanachart Capital PCL, NVDR	4,808,800	6,870,215
Thonburi Healthcare Group PCL, NVDR(c)	3,726,800	1,825,504
Tisco Financial Group PCL, NVDR	4,102,900	11,543,986
TMBThanachart Bank PCL, NVDR(c)	144,275,300	7,418,209
TPI Polene PCL, NVDR(c)	80,481,000	2,628,143
True Corp. PCL, NVDR(a)	93,850,656	30,452,467
TTW PCL, NVDR(c)	27,744,600	7,280,455
WHA Corp. PCL, NVDR	89,295,400	14,858,111
		1,347,301,626
Turkey — 0.9%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	3,442,528	2,004,253
Akbank TAS	28,333,592	49,691,938
Security	Shares	Value
Turkey (continued)
Akcansa Cimento A/S	132,294	$627,997
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,308,064	1,765,788
Aksa Akrilik Kimya Sanayii AS	20,465,664	5,804,231
Alarko Holding A/S	2,101,322	5,835,365
Anadolu Anonim Turk Sigorta Sirketi(a)	1,958,323	5,299,687
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,074,715	11,938,112
Aselsan Elektronik Sanayi Ve Ticaret A/S	12,786,973	25,595,506
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,711,925	4,672,598
Baticim Bati Anadolu Cimento Sanayii A/S(a)	808,350	3,562,301
BIM Birlesik Magazalar A/S	4,108,364	56,067,684
Cimsa Cimento Sanayi VE Ticaret AS	3,371,590	3,942,404
Coca-Cola Icecek A/S	6,401,533	9,815,656
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	278,760	1,671,961
Dogan Sirketler Grubu Holding AS	16,265,445	6,587,920
Dogus Otomotiv Servis ve Ticaret AS	728,079	4,487,949
EGE Endustri VE Ticaret AS(c)	11,346	3,477,795
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(c)	26,879,821	9,808,075
Enerjisa Enerji AS(b)	4,297,493	7,758,715
Enerya Enerji A/S, NVS	368,309	2,898,002
Eregli Demir ve Celik Fabrikalari TAS	24,316,154	18,067,644
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	1,792,767	1,819,856
Ford Otomotiv Sanayi AS	637,764	17,775,024
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,336,334	1,793,330
Gubre Fabrikalari TAS(a)(c)	797,791	5,725,484
Haci Omer Sabanci Holding AS	9,174,906	23,931,721
Hektas Ticaret TAS(a)(c)	15,742,662	1,871,615
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,538,752	3,739,041
Is Yatirim Menkul Degerler AS	4,851,867	5,694,300
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(c)	9,160,524	7,244,829
KOC Holding AS	6,751,529	39,015,775
Kocaer Celik Sanayi Ve Ticaret A/S	4,646,355	1,908,319
Kontrolmatik Enerji Ve Muhendislik AS, NVS(c)	3,096,251	4,300,109
Konya Cimento Sanayii A/S(a)	6,827	1,385,736
Koza Altin Isletmeleri AS(a)	9,436,875	6,181,532
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,236,311	4,540,848
Kustur Kusadasi Tur. End. A/S, NVS	3,287	288,003
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	4,080,127	9,749,229
MIA Teknoloji A/S, NVS(a)	2,346,488	2,981,149
Migros Ticaret AS	935,285	13,049,039
MLP Saglik Hizmetleri AS(a)(b)	1,087,141	12,533,420
Nuh Cimento Sanayi AS	445,383	4,116,038
Otokar Otomotiv Ve Savunma Sanayi AS	284,504	3,888,834
Oyak Cimento Fabrikalari AS(a)	3,075,225	6,417,106
Pegasus Hava Tasimaciligi AS(a)	2,200,697	13,845,878
Petkim Petrokimya Holding AS(a)	12,813,652	6,773,232
Reeder Teknoloji Sanayi VE Ticaret AS(a)(c)	2,057,341	876,404
Sasa Polyester Sanayi AS(a)(c)	91,806,595	10,716,492
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,666,685	1,884,978
Sok Marketler Ticaret AS	3,624,140	4,295,586
TAB Gida Sanayi Ve Ticaret A/S, NVS	596,477	2,422,303
TAV Havalimanlari Holding AS(a)(c)	2,052,417	16,221,151
Tekfen Holding AS(a)(c)	2,670,646	6,329,596
Tofas Turk Otomobil Fabrikasi AS	1,192,046	6,802,710
Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,495,821	2,496,628
Turk Hava Yollari AO(a)	4,794,282	39,398,110

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	11,312,340	$29,573,235
Turkiye Is Bankasi AS, Class C	78,500,930	30,893,812
Turkiye Petrol Rafinerileri AS	8,562,486	36,327,156
Turkiye Sigorta A/S	10,561,485	3,999,853
Turkiye Sinai Kalkinma Bankasi AS(a)	16,457,470	6,014,590
Turkiye Sise ve Cam Fabrikalari AS	11,941,991	13,993,015
Ulker Biskuvi Sanayi AS(a)	2,060,656	6,663,881
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,286,480	2,367,487
Yapi ve Kredi Bankasi A/S	30,110,658	25,766,119
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	1,153,028	1,851,053
Zorlu Enerji Elektrik Uretim AS(a)	20,562,981	2,512,903
		693,358,090
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	26,879,287	73,347,658
Abu Dhabi Islamic Bank PJSC	13,380,712	47,576,836
Abu Dhabi National Oil Co. for Distribution PJSC	28,898,128	27,154,870
ADNOC Drilling Co. PJSC	28,518,176	41,072,447
Agility Global PLC	28,948,530	10,876,239
Agthia Group PJSC	3,564,666	6,717,860
Air Arabia PJSC	25,227,872	20,551,644
Ajman Bank PJSC(a)	12,365,427	6,026,086
Aldar Properties PJSC	35,538,926	72,933,108
Amanat Holdings PJSC	25,353,769	7,385,833
Americana Restaurants International PLC - Foreign Co.	23,284,141	13,700,125
Aramex PJSC(a)	6,493,321	4,017,741
Dana Gas PJSC(a)	45,712,336	9,035,313
Dubai Financial Market PJSC	16,404,149	6,163,196
Dubai Investments PJSC	22,987,658	13,393,117
Dubai Islamic Bank PJSC	25,328,944	46,923,833
Emaar Properties PJSC	58,928,542	153,301,887
Emirates Central Cooling Systems Corp.	18,470,795	9,204,516
Emirates NBD Bank PJSC	17,006,874	92,662,171
Emirates Telecommunications Group Co. PJSC	30,885,261	139,246,654
First Abu Dhabi Bank PJSC	39,339,077	137,090,479
Gulf Navigation Holding PJSC(a)	4,041,993	5,997,430
Multiply Group PJSC(a)	31,921,473	17,731,811
Parkin Co. PJSC	6,015,136	7,795,170
Phoenix Group PLC(a)	9,916,072	3,542,101
RAK Properties PJSC	8,379,901	2,534,074
Space42 PLC(a)	11,895,176	6,641,184
Taaleem Holdings PJSC, NVS	3,327,943	3,578,872
		986,202,255
Total Common Stocks — 98.1% (Cost: $62,738,723,256)		78,835,757,765
Preferred Stocks
Brazil — 1.0%
Alpargatas SA, Preference Shares, NVS	2,359,522	2,407,836
Banco ABC Brasil SA, Preference Shares, NVS	1,968,967	6,597,257
Banco Bradesco SA, Preference Shares, NVS	46,416,233	97,279,068
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,807,860	5,030,702
Banco Pan SA, Preference Shares, NVS	3,685,238	4,367,063
Bradespar SA, Preference Shares, NVS	2,448,781	7,484,557
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,316,868	14,871,267
Cia Energetica de Minas Gerais, Preference Shares, NVS	16,203,784	31,589,945
Security	Shares	Value
Brazil (continued)
Cia Paranaense de Energia - Copel, Preference Shares, NVS	7,529,316	$12,150,920
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	2,249,658	2,905,173
Cia. De Sanena Do Parana, Preference Shares, NVS	1,793,854	1,747,106
Gerdau SA, Preference Shares, NVS	11,751,912	39,610,553
Itau Unibanco Holding SA, Preference Shares, NVS	42,663,259	229,667,424
Itausa SA, Preference Shares, NVS	46,859,811	75,623,050
Marcopolo SA, Preference Shares, NVS	8,471,410	11,812,779
Metalurgica Gerdau SA, Preference Shares, NVS	6,035,265	11,414,924
Petroleo Brasileiro SA, Preference Shares, NVS	38,996,420	253,935,603
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,814,713	4,781,008
Unipar Carbocloro SA, Class B, Preference Shares, NVS	605,719	5,122,157
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,353,975	5,436,908
		823,835,300
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,593,823	13,478,924
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,282,052	49,143,243
		62,622,167
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,121,143	33,670,707
South Korea — 0.4%
Hyundai Motor Co.
Preference Shares, NVS	205,209	23,195,440
Series 2, Preference Shares, NVS	324,040	37,391,252
LG Chem Ltd., Preference Shares, NVS	73,000	9,975,195
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,181,983	240,056,940
		310,618,827
Total Preferred Stocks — 1.5% (Cost: $1,204,141,182)		1,230,747,001
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	513,530	1
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(a)	522,968	1,145,010
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	29,762,315	—
South Korea — 0.0%
Ecopro HN Co. Ltd., (Expires 12/12/24, Strike Price KRW 41,800)(a)	31,999	—
Taiwan — 0.0%
Fulgent Sun International Holding Co. Ltd., (Expires 01/07/25, Strike Price TWD 76)	1,481,221	64,688

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Mercuries Life Insurance Co. Ltd., (Expires 02/10/25, Strike Price TWD 6.30)	33,104,822	$13,589
Polaris Group	2,877,000	5,014
Unitech Printed Circuit Board Corp., (Expires 12/09/24, Strike Price TWD 26.00)	5,490,000	42,820
Waffer Technology Corp., (Expires 12/09/24, Strike Price EUR 50.00)	1,429,000	22,095
		148,206
Total Rights — 0.0% (Cost: $—)		1,293,217
Total Long-Term Investments — 99.6% (Cost: $63,942,864,438)		80,067,797,983
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(g)(h)(i)	2,932,784,384	2,934,250,776
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(g)(h)	701,740,000	701,740,000
Total Short-Term Securities — 4.5% (Cost: $3,634,331,380)		3,635,990,776
Total Investments — 104.1% (Cost: $67,577,195,818)		83,703,788,759
Liabilities in Excess of Other Assets — (4.1)%		(3,332,358,167)
Net Assets — 100.0%		$80,371,430,592

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,344,167, representing less than 0.05% of its net assets as of period end, and an original cost of $6,154,371.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,027,086,874	$—	$(92,580,837)(a)	$90,664	$(345,925)	$2,934,250,776	2,932,784,384	$18,994,173 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	172,060,000	529,680,000 (a)	—	—	—	701,740,000	701,740,000	9,795,571	—
				$90,664	$(345,925)	$3,635,990,776		$28,789,744	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core MSCI Emerging Markets ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4,848	12/20/24	$264,361	$(885,513)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,709,272,367	$68,115,712,988	$10,772,410	$78,835,757,765
Preferred Stocks	920,128,174	310,618,827	—	1,230,747,001
Rights	—	1,293,216	1	1,293,217
Short-Term Securities
Money Market Funds	3,635,990,776	—	—	3,635,990,776
	$15,265,391,317	$68,427,625,031	$10,772,411	$83,703,788,759
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(885,513)	$—	$—	$(885,513)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust